UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23597

Allspring Exchange-Traded Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 2 of its series: Allspring Broad Market Core Bond ETF and Allspring Core Plus ETF.

Date of reporting period: February 28, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

Broad Market Core Bond ETF (AFIX)

February 28, 2026

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Broad Market Core Bond ETF for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Broad Market Core Bond ETF	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

KEY FUND STATISTICS

Table Summary
Total net assets	$180,851,274
# of portfolio holdings	562
Portfolio turnover rate	34%
Total advisory fees paid	$169,653

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	32.1
Corporate bonds and notes	26.2
U.S. Treasury securities	15.1
Asset-backed securities	10.4
Non-agency mortgage-backed securities	6.2
Municipal obligations	5.9
Yankee corporate bonds and notes	4.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	3.8
U.S. Treasury Bonds, 5.00%, 5‑15‑2045	2.7
U.S. Treasury Notes, 3.50%, 10‑31‑2027	2.0
U.S. Treasury Bonds, 4.75%, 8‑15‑2055	1.8
U.S. Treasury Bonds, 4.63%, 2‑15‑2055	1.6
FHLMC, 5.50%, 1‑1‑2055	1.3
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	1.1
FNMA, 5.50%, 12‑1‑2054	1.0
U.S. Treasury Notes, 3.50%, 2‑15‑2029	1.0
FNMA, 3.50%, 9‑1‑2050	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SARAFIX 02-26

Semi-Annual Shareholder Report

Core Plus ETF (APLU)

February 28, 2026

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Core Plus ETF for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Core Plus ETF	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

KEY FUND STATISTICS

Table Summary
Total net assets	$347,969,292
# of portfolio holdings	548
Portfolio turnover rate	92%
Total advisory fees paid	$471,962

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	28.8
Corporate bonds and notes	22.7
U.S. Treasury securities	13.9
Asset-backed securities	9.7
Yankee corporate bonds and notes	8.5
Non-agency mortgage-backed securities	5.9
Foreign government bonds	4.8
Foreign corporate bonds and notes	3.3
Yankee government bonds	1.8
Investment companies	0.6

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	4.6
U.S. Treasury Notes, 4.00%, 11‑15‑2035	3.0
FNMA, 2.50%, 2‑1‑2051	1.7
FNMA, 2.00%, 2‑1‑2052	1.7
GNMA, 5.00%, 12‑20‑2054	1.5
U.S. Treasury Notes, 4.13%, 11‑15‑2032	1.4
FNMA, 5.50%, 3‑1‑2055	1.3
U.S. Treasury Bonds, 4.75%, 2‑15‑2045	1.1
GNMA, 5.50%, 12‑20‑2054	1.0
FHLMC, 3.00%, 10‑1‑2053	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SARAPLU 02-26

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Broad Market Core Bond ETF (AFIX)
Long Form Financial Statements
Semi-Annual Report
February 28, 2026

Allspring Broad Market Core Bond ETF | 1

Portfolio of investments—February 28, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 31.69%
FHLMC	2.00%	6-1-2050	$1,074,548	$900,976
FHLMC	2.00	7-1-2050	1,202,245	1,007,049
FHLMC	2.50	11-1-2050	789,457	690,323
FHLMC	2.50	2-1-2051	1,460,976	1,279,262
FHLMC	2.50	5-1-2051	449,792	393,215
FHLMC	2.50	9-1-2051	1,392,945	1,211,326
FHLMC	3.00	8-1-2049	1,338,526	1,227,630
FHLMC	3.00	1-1-2050	969,815	888,239
FHLMC	3.00	7-1-2050	469,961	426,632
FHLMC	3.50	7-1-2049	459,871	438,163
FHLMC	3.50	9-1-2049	243,764	232,181
FHLMC	3.50	1-1-2050	236,334	225,031
FHLMC	4.50	12-1-2052	1,736,819	1,735,836
FHLMC	5.00	12-1-2054	975,503	991,257
FHLMC	5.00	12-1-2055	1,125,588	1,143,831
FHLMC	5.00	3-1-2056	900,000	916,250
FHLMC	5.50	1-1-2055	2,335,228	2,417,870
FNMA	2.00	6-1-2050	1,407,574	1,179,041
FNMA	2.00	7-1-2050	1,746,669	1,463,082
FNMA	2.00	9-1-2050	621,325	520,450
FNMA	2.00	11-1-2050	1,190,350	995,235
FNMA	2.50	9-1-2049	142,304	124,366
FNMA	2.50	12-1-2049	267,533	234,596
FNMA	2.50	4-1-2050	274,029	239,683
FNMA	2.50	8-1-2050	273,783	239,731
FNMA	2.50	11-1-2050	246,037	215,385
FNMA	2.50	12-1-2050	1,092,321	956,237
FNMA	2.50	7-1-2051	1,453,182	1,269,937
FNMA	3.00	8-1-2049	250,011	229,368
FNMA	3.00	2-1-2050	265,620	243,109
FNMA	3.00	5-1-2050	191,636	175,217
FNMA	3.00	6-1-2050	232,149	212,331
FNMA	3.00	7-1-2050	95,832	87,561
FNMA	3.00	8-1-2050	657,685	600,928
FNMA	3.00	9-1-2050	1,854,877	1,693,651
FNMA	3.00	5-1-2051	632,401	576,005
FNMA	3.00	6-1-2051	667,410	605,670
FNMA	3.00	7-1-2051	219,779	200,060
FNMA	3.50	6-1-2048	1,741,716	1,663,224
FNMA	3.50	5-1-2049	264,464	252,034
FNMA	3.50	6-1-2049	898,924	856,675
FNMA	3.50	8-1-2049	447,808	426,622
FNMA	3.50	11-1-2049	534,587	506,798
FNMA	3.50	2-1-2050	378,206	359,019
FNMA	3.50	9-1-2050	1,855,759	1,763,512
FNMA	3.50	1-1-2051	1,546,576	1,469,736
FNMA	3.50	2-1-2051	778,488	741,256
FNMA	3.94	11-1-2030	895,000	898,282
The accompanying notes are an integral part of these financial statements.
2 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.95%	1-1-2033	$245,000	$243,738
FNMA	3.97	1-1-2033	325,000	323,718
FNMA	4.00	6-1-2048	669,369	655,846
FNMA	4.00	8-1-2048	205,664	202,607
FNMA	4.00	9-1-2048	176,101	172,977
FNMA	4.00	11-1-2048	196,854	194,063
FNMA	4.00	1-1-2049	134,408	132,189
FNMA	4.00	3-1-2049	360,435	355,378
FNMA	4.00	1-1-2050	256,851	252,862
FNMA	4.00	1-1-2051	1,197,517	1,179,793
FNMA	4.00	3-1-2051	267,263	261,379
FNMA	4.00	5-1-2051	252,682	248,460
FNMA	4.00	6-1-2052	381,232	370,822
FNMA	4.15	1-1-2033	820,000	825,437
FNMA	4.16	2-1-2033	1,570,000	1,579,885
FNMA	4.23	9-1-2033	920,000	928,338
FNMA	4.28	2-1-2030	500,000	509,671
FNMA	4.40	1-1-2030	500,000	509,705
FNMA	4.45	1-1-2031	299,749	306,933
FNMA	4.46	2-1-2031	814,408	833,434
FNMA	4.50	7-1-2048	232,523	232,162
FNMA	4.50	9-1-2052	268,724	266,895
FNMA	4.50	10-1-2052	243,689	242,181
FNMA	4.51	2-1-2030	430,000	440,265
FNMA	4.56	3-1-2030	380,000	390,121
FNMA	4.72	10-1-2031	350,000	362,586
FNMA	4.83	4-1-2031	800,000	830,373
FNMA	4.98	5-1-2030	407,608	422,984
FNMA	5.00	2-1-2055	362,902	369,241
FNMA	5.00	7-1-2055	164,268	167,234
FNMA	5.00	11-1-2055	839,037	854,186
FNMA	5.17	3-1-2031	992,531	1,042,721
FNMA	5.20	3-1-2031	942,053	987,892
FNMA	5.23	2-1-2032	744,231	788,360
FNMA	5.24	12-1-2030	796,245	838,701
FNMA	5.50	12-1-2054	1,805,737	1,865,218
Total agency securities (Cost $54,855,525)				57,312,227
Asset-backed securities: 10.23%
Ally Auto Receivables Trust Series 2025-1 Class A4	4.08	6-16-2031	410,000	414,166
Barings Equipment Finance LLC Series 2025-A Class A4144A	5.02	6-13-2050	1,000,000	1,040,899
Enterprise Fleet Financing LLC Series 2025-1 Class A4144A	4.97	9-22-2031	730,000	752,151
Ford Credit Auto Owner Trust Series 2025-2 Class A144Aøø	4.37	2-15-2038	370,000	376,581
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1	4.06	9-15-2030	395,000	398,096
GM Financial Revolving Receivables Trust Series 2024-1 Class A144A	4.98	12-11-2036	810,000	837,459
GM Financial Revolving Receivables Trust Series 2024-2 Class A144A	4.52	3-11-2037	125,000	127,836
GM Financial Revolving Receivables Trust Series 2025-1 Class A144A	4.64	12-11-2037	325,000	334,165
John Deere Owner Trust Series 2025-A Class A4	4.42	2-17-2032	245,000	248,898
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 3

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
M&T Bank Auto Receivables Trust Series 2025-1A Class A4144A	4.89%	7-15-2032	$1,000,000	$1,027,419
SBA Small Business Investment Cos. Series 2025-10A Class 1	4.96	3-10-2035	1,150,000	1,195,167
SBA Small Business Investment Cos. Series 2025-10B Class 1	4.53	9-10-2035	1,260,000	1,282,176
Toyota Auto Loan Extended Note Trust Series 2023-1A Class A144A	4.93	6-25-2036	120,000	123,267
Toyota Auto Loan Extended Note Trust Series 2025-1A Class A144A	4.65	5-25-2038	435,000	447,525
U.S. Small Business Administration Series 2022-25G Class 1	3.93	7-1-2047	57,710	56,112
U.S. Small Business Administration Series 2023-25C Class 1	4.93	3-1-2048	1,152,310	1,190,697
U.S. Small Business Administration Series 2023-25E Class 1	4.62	5-1-2048	879,211	894,922
U.S. Small Business Administration Series 2023-25G Class 1	5.18	7-1-2048	1,063,390	1,101,079
U.S. Small Business Administration Series 2023-25H Class 1	5.15	8-1-2048	1,156,710	1,195,038
U.S. Small Business Administration Series 2023-25I Class 1	5.41	9-1-2048	1,509,035	1,598,481
U.S. Small Business Administration Series 2024-25A Class 1	5.05	1-1-2049	88,745	91,037
U.S. Small Business Administration Series 2024-25B Class 1	5.07	2-1-2049	808,546	830,870
U.S. Small Business Administration Series 2024-25F Class 1	5.04	6-1-2049	1,026,613	1,068,162
U.S. Small Business Administration Series 2024-25I Class 1	4.45	9-1-2049	148,237	149,341
U.S. Small Business Administration Series 2025-20A Class 1	5.24	1-1-2045	968,803	1,003,943
U.S. Small Business Administration Series 2025-20B Class 1	5.01	2-1-2045	193,708	198,796
World Omni Auto Receivables Trust Series 2025-D Class A4	4.07	2-17-2032	515,000	520,472
Total asset-backed securities (Cost $17,957,827)				18,504,755
Corporate bonds and notes: 25.92%
Basic materials: 0.40%
Chemicals: 0.40%
Eastman Chemical Co.	5.75	3-8-2033	160,000	170,152
Mosaic Co.	4.60	11-15-2030	100,000	101,258
PPG Industries, Inc.	4.38	3-15-2031	155,000	155,997
Sherwin-Williams Co.	2.95	8-15-2029	210,000	202,936
Sherwin-Williams Co.	4.50	8-15-2030	90,000	91,363
				721,706
Communications: 1.48%
Media: 0.31%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	4-1-2033	270,000	257,131
Comcast Corp.	1.95	1-15-2031	50,000	45,204
Comcast Corp.	4.60	10-15-2038	120,000	113,457
Comcast Corp.	4.95	5-15-2032	140,000	144,788
				560,580
Telecommunications: 1.17%
AT&T, Inc.	2.25	2-1-2032	150,000	133,965
AT&T, Inc.	2.75	6-1-2031	130,000	121,129
AT&T, Inc.	4.50	5-15-2035	120,000	116,947
AT&T, Inc.	4.55	11-1-2032	139,000	139,904
AT&T, Inc.	4.65	6-1-2044	40,000	35,327
AT&T, Inc.	4.75	5-15-2046	180,000	158,358
Motorola Solutions, Inc.	5.00	4-15-2029	100,000	102,826
T-Mobile USA, Inc.	2.40	3-15-2029	120,000	114,638
The accompanying notes are an integral part of these financial statements.
4 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
T-Mobile USA, Inc.	2.55%	2-15-2031	$130,000	$120,339
T-Mobile USA, Inc.	3.38	4-15-2029	100,000	98,187
T-Mobile USA, Inc.	3.88	4-15-2030	200,000	198,462
Verizon Communications, Inc.	1.75	1-20-2031	220,000	196,730
Verizon Communications, Inc.	2.36	3-15-2032	430,000	383,986
Verizon Communications, Inc.	4.40	11-1-2034	150,000	147,026
Verizon Communications, Inc.	4.81	3-15-2039	50,000	48,276
				2,116,100
Consumer, cyclical: 1.35%
Auto manufacturers: 1.09%
American Honda Finance Corp.	2.25	1-12-2029	120,000	114,548
American Honda Finance Corp.	4.40	9-5-2029	110,000	111,550
American Honda Finance Corp.	4.45	1-8-2031	60,000	60,583
American Honda Finance Corp.	4.90	3-13-2029	160,000	164,123
BMW U.S. Capital LLC144A	4.50	8-11-2030	70,000	70,932
BMW U.S. Capital LLC144A	4.65	8-13-2029	50,000	50,894
BMW U.S. Capital LLC144A	5.05	3-21-2030	45,000	46,473
Daimler Truck Finance North America LLC144A	2.38	12-14-2028	150,000	143,608
Daimler Truck Finance North America LLC144A	5.40	9-20-2028	150,000	155,131
Ford Motor Credit Co. LLC	3.63	6-17-2031	200,000	186,375
General Motors Financial Co., Inc.	2.40	10-15-2028	60,000	57,517
General Motors Financial Co., Inc.	2.70	6-10-2031	50,000	45,942
General Motors Financial Co., Inc.	4.30	4-6-2029	80,000	80,350
Hyundai Capital America144A	5.30	1-8-2030	220,000	228,836
Mercedes-Benz Finance North America LLC144A	4.85	1-11-2029	150,000	153,647
Mercedes-Benz Finance North America LLC144A	5.00	4-1-2030	150,000	154,607
Toyota Motor Credit Corp.	5.10	3-21-2031	140,000	146,495
				1,971,611
Entertainment: 0.09%
Discovery Global Holdings, Inc.	4.05	3-15-2029	100,000	98,937
Discovery Global Holdings, Inc.	4.28	3-15-2032	76,000	69,825
				168,762
Retail: 0.17%
AutoZone, Inc.	5.10	7-15-2029	130,000	134,143
Lowe’s Cos., Inc.	3.75	4-1-2032	170,000	164,685
				298,828
Consumer, non-cyclical: 3.69%
Biotechnology: 0.04%
Amgen, Inc.	4.20	2-19-2031	70,000	70,207
Commercial services: 1.35%
Cornell University Series 2025	4.73	6-15-2035	450,000	459,828
Equifax, Inc.	2.35	9-15-2031	120,000	107,496
Equifax, Inc.	4.80	9-15-2029	50,000	50,901
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 5

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Equifax, Inc.	5.10%	6-1-2028	$50,000	$51,075
J Paul Getty Trust	4.91	4-1-2035	450,000	467,007
Leland Stanford Junior University	4.68	3-1-2035	420,000	431,240
Massachusetts Institute of Technology	3.96	7-1-2038	100,000	94,889
Massachusetts Institute of Technology	5.62	6-1-2055	215,000	228,734
RELX Capital, Inc.	5.25	3-27-2035	100,000	102,970
University of Southern California	3.03	10-1-2039	400,000	339,526
Verisk Analytics, Inc.	4.45	3-15-2031	100,000	100,487
				2,434,153
Food: 0.28%
Ingredion, Inc.	2.90	6-1-2030	170,000	162,347
Mars, Inc.144A	5.00	3-1-2032	100,000	103,586
McCormick & Co., Inc.	2.50	4-15-2030	260,000	244,059
				509,992
Healthcare-products: 0.51%
Agilent Technologies, Inc.	2.10	6-4-2030	130,000	119,707
Agilent Technologies, Inc.	2.75	9-15-2029	50,000	47,917
Baxter International, Inc.	2.27	12-1-2028	220,000	208,013
Baxter International, Inc.	3.95	4-1-2030	100,000	97,830
GE HealthCare Technologies, Inc.	4.80	8-14-2029	160,000	164,078
GE HealthCare Technologies, Inc.	5.86	3-15-2030	110,000	116,898
GE HealthCare Technologies, Inc.	5.91	11-22-2032	110,000	119,164
Revvity, Inc.	1.90	9-15-2028	50,000	47,360
				920,967
Healthcare-services: 0.88%
Ascension Health Series 2025	4.92	11-15-2035	235,000	239,435
Duke University Health System, Inc. Series 2017	3.92	6-1-2047	210,000	174,472
Health Care Service Corp. A Mutual Legal Reserve Co.144A	2.20	6-1-2030	130,000	119,585
Health Care Service Corp. A Mutual Legal Reserve Co.144A	5.20	6-15-2029	160,000	164,542
Laboratory Corp. of America Holdings	4.35	4-1-2030	170,000	171,404
Mayo Clinic Series 2021	3.20	11-15-2061	100,000	66,386
Providence St. Joseph Health Obligated Group Series H	2.75	10-1-2026	120,000	119,189
Stanford Health Care Series 2020	3.31	8-15-2030	250,000	243,429
Sutter Health	5.16	8-15-2033	175,000	182,271
UnitedHealth Group, Inc.	5.15	7-15-2034	100,000	103,336
				1,584,049
Pharmaceuticals: 0.63%
Becton Dickinson & Co.	1.96	2-11-2031	230,000	206,787
Becton Dickinson & Co.	4.30	8-22-2032	50,000	50,128
Becton Dickinson & Co.	4.87	2-8-2029	110,000	112,711
CVS Health Corp.	1.75	8-21-2030	200,000	179,783
CVS Health Corp.	5.13	2-21-2030	200,000	206,285
The accompanying notes are an integral part of these financial statements.
6 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals(continued)
CVS Health Corp.	5.25%	2-21-2033	$230,000	$238,899
EMD Finance LLC144A	4.63	10-15-2032	150,000	151,876
				1,146,469
Energy: 2.28%
Oil & gas: 0.68%
BP Capital Markets America, Inc.	4.89	9-11-2033	170,000	174,736
Coterra Energy, Inc.	3.90	5-15-2027	110,000	109,873
Coterra Energy, Inc.	4.38	3-15-2029	190,000	192,025
EOG Resources, Inc.	5.00	7-15-2032	60,000	62,272
Marathon Petroleum Corp.	5.15	3-1-2030	210,000	217,656
Phillips 66 Co.	5.25	6-15-2031	270,000	282,688
TotalEnergies Capital USA LLC	4.25	1-13-2031	200,000	201,792
				1,241,042
Oil & gas services: 0.16%
Halliburton Co.	2.92	3-1-2030	300,000	287,395
Pipelines: 1.44%
Energy Transfer LP	3.75	5-15-2030	100,000	98,369
Energy Transfer LP	5.20	4-1-2030	130,000	135,191
Energy Transfer LP	6.40	12-1-2030	260,000	283,157
Enterprise Products Operating LLC	4.60	1-15-2031	160,000	163,585
Florida Gas Transmission Co. LLC144A	2.30	10-1-2031	240,000	216,066
Gulfstream Natural Gas System LLC144A	5.60	7-23-2035	170,000	177,082
Kinder Morgan, Inc.	5.15	6-1-2030	220,000	228,960
MPLX LP	4.95	9-1-2032	340,000	346,150
MPLX LP	5.00	3-1-2033	150,000	152,470
MPLX LP	5.40	9-15-2035	50,000	51,060
ONEOK, Inc.	3.25	6-1-2030	145,000	139,269
ONEOK, Inc.	4.40	10-15-2029	20,000	20,169
ONEOK, Inc.	4.95	10-15-2032	60,000	61,043
Plains All American Pipeline LP/PAA Finance Corp.	5.70	9-15-2034	160,000	167,102
Sabine Pass Liquefaction LLC	4.50	5-15-2030	170,000	171,896
Transcontinental Gas Pipe Line Co. LLC	3.25	5-15-2030	100,000	96,761
Williams Cos., Inc.	4.65	8-15-2032	85,000	86,040
Williams Cos., Inc.	4.90	3-15-2029	10,000	10,260
				2,604,630
Financial: 9.43%
Banks: 5.43%
Bank of America Corp. (U.S. SOFR+1.21%)±	2.57	10-20-2032	300,000	273,309
Bank of America Corp. (U.S. SOFR+1.33%)±	2.97	2-4-2033	50,000	46,220
Bank of America Corp. (U.S. SOFR+1.37%)±	1.92	10-24-2031	230,000	207,533
Bank of America Corp. (U.S. SOFR+1.53%)±	1.90	7-23-2031	350,000	317,824
Bank of America Corp. (U.S. SOFR 3 Month+1.30%)±	3.42	12-20-2028	90,000	89,069
Bank of America Corp. (U.S. SOFR 3 Month+1.33%)±	3.97	3-5-2029	50,000	49,964
Bank of America Corp. (U.S. SOFR 3 Month+1.57%)±	4.27	7-23-2029	250,000	251,414
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 7

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Bank of New York Mellon Corp. (U.S. SOFR+1.23%)±	5.06%	7-22-2032	$180,000	$187,291
Bank of New York Mellon Corp. (U.S. SOFR+1.42%)±	4.29	6-13-2033	100,000	99,239
Citigroup, Inc. (U.S. SOFR+1.17%)±	2.56	5-1-2032	180,000	164,761
Citigroup, Inc. (U.S. SOFR+1.18%)±	2.52	11-3-2032	130,000	117,600
Citigroup, Inc. (U.S. SOFR+1.34%)±	4.54	9-19-2030	50,000	50,590
Citigroup, Inc. (U.S. SOFR+1.35%)±	3.06	1-25-2033	50,000	46,235
Citigroup, Inc. (U.S. SOFR+1.94%)±	3.79	3-17-2033	150,000	144,341
Citigroup, Inc. (U.S. SOFR+2.09%)±	4.91	5-24-2033	170,000	173,500
Citigroup, Inc. (U.S. SOFR+2.11%)±	2.57	6-3-2031	130,000	121,514
Citigroup, Inc. (U.S. SOFR+3.91%)±	4.41	3-31-2031	60,000	60,313
Citizens Financial Group, Inc. (U.S. SOFR+1.26%)±	5.25	3-5-2031	360,000	371,362
Fifth Third Bancorp (U.S. SOFR+1.66%)±	4.34	4-25-2033	80,000	79,045
Fifth Third Bancorp (U.S. SOFR+2.13%)±	4.77	7-28-2030	110,000	111,843
Goldman Sachs Group, Inc. (U.S. SOFR+1.09%)±	1.99	1-27-2032	270,000	241,588
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	310,000	318,025
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	200,000	180,391
Goldman Sachs Group, Inc. (U.S. SOFR+1.28%)±	2.62	4-22-2032	100,000	91,839
Goldman Sachs Group, Inc. (U.S. SOFR+1.41%)±	3.10	2-24-2033	100,000	92,785
Huntington Bancshares, Inc.	2.55	2-4-2030	130,000	122,404
Huntington Bancshares, Inc. (U.S. SOFR+2.05%)±	5.02	5-17-2033	170,000	173,569
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	200,000	191,835
JPMorgan Chase & Co. (U.S. SOFR+1.18%)±	2.55	11-8-2032	130,000	118,400
JPMorgan Chase & Co. (U.S. SOFR+1.26%)±	2.96	1-25-2033	150,000	139,123
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	110,000	113,007
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.11%)±	1.76	11-19-2031	380,000	340,377
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.25%)±	2.58	4-22-2032	100,000	92,291
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.52%)±	4.20	7-23-2029	250,000	251,082
KeyBank National Association	3.90	4-13-2029	300,000	296,877
M&T Bank Corp. (U.S. SOFR+1.40%)±	5.18	7-8-2031	120,000	123,928
M&T Bank Corp. (U.S. SOFR+1.85%)±	5.05	1-27-2034	170,000	172,706
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	225,000	233,006
Morgan Stanley (U.S. SOFR+1.18%)±	2.24	7-21-2032	280,000	251,075
Morgan Stanley (U.S. SOFR+1.26%)±	5.66	4-18-2030	100,000	104,445
Morgan Stanley (U.S. SOFR+1.45%)±	5.17	1-16-2030	170,000	174,755
Morgan Stanley (U.S. SOFR+1.51%)±	5.19	4-17-2031	120,000	124,310
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	110,000	112,497
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	80,000	82,494
Morgan Stanley (U.S. SOFR+2.08%)±	4.89	7-20-2033	50,000	51,000
Morgan Stanley (U.S. SOFR 3 Month+1.40%)±	3.77	1-24-2029	10,000	9,961
Morgan Stanley (U.S. SOFR 3 Month+1.89%)±	4.43	1-23-2030	110,000	111,028
PNC Financial Services Group, Inc. (U.S. SOFR+1.07%)±	5.22	1-29-2031	70,000	72,803
PNC Financial Services Group, Inc. (U.S. SOFR+1.20%)±	5.49	5-14-2030	110,000	114,880
PNC Financial Services Group, Inc. (U.S. SOFR+1.93%)±	5.07	1-24-2034	50,000	51,669
PNC Financial Services Group, Inc. (U.S. SOFR+2.14%)±	6.04	10-28-2033	210,000	228,047
State Street Corp. (U.S. SOFR+1.00%)±	2.62	2-7-2033	50,000	45,591
State Street Corp. (U.S. SOFR+1.61%)±	4.42	5-13-2033	220,000	221,007
Truist Bank	2.25	3-11-2030	250,000	231,070
Truist Bank (5 Year Treasury Constant Maturity+1.15%)±	4.63	9-17-2029	250,000	252,500
The accompanying notes are an integral part of these financial statements.
8 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
U.S. Bancorp (U.S. SOFR+1.25%)±	5.10%	7-23-2030	$110,000	$113,833
U.S. Bancorp (U.S. SOFR+1.56%)±	5.38	1-23-2030	50,000	51,868
U.S. Bancorp (U.S. SOFR+2.09%)±	5.85	10-21-2033	200,000	215,548
Wells Fargo & Co. (U.S. SOFR+1.11%)±	5.24	1-24-2031	115,000	119,309
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	90,000	84,516
Wells Fargo & Co. (U.S. SOFR+1.50%)±	5.15	4-23-2031	20,000	20,705
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	200,000	206,910
Wells Fargo & Co. (U.S. SOFR+1.99%)±	5.56	7-25-2034	210,000	220,977
Wells Fargo & Co. (U.S. SOFR+2.02%)±	5.39	4-24-2034	280,000	291,789
				9,820,787
Diversified financial services: 0.37%
American Express Co. (U.S. SOFR+1.44%)±	5.02	4-25-2031	90,000	92,990
American Express Co. (U.S. SOFR+1.94%)±	6.49	10-30-2031	120,000	131,463
Capital One Financial Corp. (U.S. SOFR+1.25%)±	4.49	9-11-2031	75,000	75,014
Capital One Financial Corp. (U.S. SOFR+1.79%)±	3.27	3-1-2030	170,000	165,807
Capital One Financial Corp. (U.S. SOFR+2.37%)±	5.27	5-10-2033	170,000	174,564
Voya Global Funding144A	4.60	11-24-2030	40,000	40,612
				680,450
Insurance: 1.29%
American International Group, Inc.	4.85	5-7-2030	40,000	41,041
Aon Corp.	3.75	5-2-2029	140,000	138,782
Aon North America, Inc.	5.15	3-1-2029	110,000	113,424
Corebridge Global Funding144A	5.20	1-12-2029	100,000	102,948
Corebridge Global Funding144A	5.90	9-19-2028	160,000	166,994
Marsh & McLennan Cos., Inc.	2.38	12-15-2031	180,000	162,345
MassMutual Global Funding II144A	4.35	9-17-2031	200,000	199,955
Met Tower Global Funding144A	5.25	4-12-2029	150,000	155,302
Metropolitan Life Global Funding I144A	2.95	4-9-2030	150,000	143,823
Mutual of Omaha Cos. Global Funding144A	4.75	10-15-2029	100,000	101,805
Mutual of Omaha Cos. Global Funding144A	5.00	4-1-2030	100,000	102,833
Mutual of Omaha Cos. Global Funding144A	5.45	12-12-2028	100,000	103,312
New York Life Global Funding144A	1.20	8-7-2030	30,000	26,607
NLG Global Funding144A	4.35	9-15-2030	95,000	94,939
NLG Global Funding144A	5.40	1-23-2030	125,000	129,580
Pacific Life Global Funding II144A	2.45	1-11-2032	210,000	190,277
Pacific Life Global Funding II144A	4.90	1-11-2029	100,000	102,333
Principal Life Global Funding II144A	5.10	1-25-2029	100,000	102,529
Protective Life Global Funding144A	5.22	6-12-2029	150,000	154,845
				2,333,674
REITs: 2.34%
Agree LP	2.90	10-1-2030	280,000	264,759
Alexandria Real Estate Equities, Inc.	2.00	5-18-2032	240,000	206,271
Alexandria Real Estate Equities, Inc.	3.38	8-15-2031	120,000	113,002
Alexandria Real Estate Equities, Inc.	3.95	1-15-2028	30,000	29,931
AvalonBay Communities, Inc.	4.35	12-1-2030	80,000	80,791
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 9

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
CubeSmart LP	2.25%	12-15-2028	$230,000	$219,211
CubeSmart LP	4.38	2-15-2029	180,000	181,378
Digital Realty Trust LP	4.45	7-15-2028	110,000	111,135
DOC Dr. LLC	2.63	11-1-2031	200,000	181,838
Extra Space Storage LP	3.90	4-1-2029	200,000	198,987
Extra Space Storage LP	4.95	1-15-2033	40,000	40,639
Extra Space Storage LP	5.50	7-1-2030	130,000	136,007
Federal Realty OP LP	3.20	6-15-2029	180,000	175,228
Federal Realty OP LP	5.38	5-1-2028	140,000	143,829
Healthpeak OP LLC	3.50	7-15-2029	200,000	196,035
Kimco Realty OP LLC	2.25	12-1-2031	115,000	103,585
NNN REIT, Inc.	4.30	10-15-2028	110,000	110,747
NNN REIT, Inc.	4.60	2-15-2031	140,000	141,879
Prologis LP	1.75	7-1-2030	110,000	100,010
Prologis LP	1.75	2-1-2031	30,000	26,850
Regency Centers LP	5.00	7-15-2032	100,000	103,074
Rexford Industrial Realty LP	5.00	6-15-2028	280,000	284,749
UDR, Inc.	2.10	8-1-2032	200,000	174,054
UDR, Inc.	3.00	8-15-2031	200,000	187,492
UDR, Inc.	3.20	1-15-2030	40,000	38,823
Ventas Realty LP	2.50	9-1-2031	30,000	27,298
Ventas Realty LP	4.40	1-15-2029	110,000	111,077
Welltower OP LLC	2.75	1-15-2032	150,000	138,492
Welltower OP LLC	2.80	6-1-2031	30,000	28,076
Weyerhaeuser Co.	3.38	3-9-2033	210,000	194,649
Weyerhaeuser Co.	4.00	4-15-2030	180,000	178,539
				4,228,435
Industrial: 1.07%
Aerospace/defense: 0.27%
Boeing Co.	5.15	5-1-2030	160,000	165,719
Boeing Co.	5.71	5-1-2040	120,000	124,852
L3Harris Technologies, Inc.	5.40	7-31-2033	150,000	158,032
RTX Corp.	2.38	3-15-2032	50,000	45,075
				493,678
Building materials: 0.24%
Amrize Finance U.S. LLC	4.95	4-7-2030	120,000	123,460
Lennox International, Inc.	1.70	8-1-2027	82,000	79,524
Lennox International, Inc.	5.50	9-15-2028	90,000	93,144
Masco Corp.	2.00	10-1-2030	150,000	135,994
				432,122
Machinery-construction & mining: 0.04%
Oshkosh Corp.	3.10	3-1-2030	75,000	72,069
Machinery-diversified: 0.09%
CNH Industrial Capital LLC	5.10	4-20-2029	160,000	164,573
The accompanying notes are an integral part of these financial statements.
10 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Packaging & containers: 0.38%
Packaging Corp. of America	5.70%	12-1-2033	$170,000	$181,248
Sealed Air Corp.144A	1.57	10-15-2026	350,000	345,128
WRKCo, Inc.	3.90	6-1-2028	50,000	49,955
WRKCo, Inc.	4.20	6-1-2032	109,000	107,097
				683,428
Transportation: 0.05%
Norfolk Southern Corp.	5.10	8-1-2118	100,000	87,237
Technology: 1.62%
Computers: 0.40%
Hewlett Packard Enterprise Co.	4.40	10-15-2030	155,000	155,205
Hewlett Packard Enterprise Co.	4.55	10-15-2029	290,000	293,468
HP, Inc.	4.00	4-15-2029	270,000	268,489
				717,162
Semiconductors: 0.30%
Broadcom, Inc.	4.30	1-15-2031	80,000	80,710
Intel Corp.	3.90	3-25-2030	120,000	118,618
Intel Corp.	5.00	2-21-2031	80,000	82,332
Microchip Technology, Inc.	5.05	3-15-2029	50,000	51,310
Microchip Technology, Inc.	5.05	2-15-2030	210,000	215,651
				548,621
Software: 0.92%
Fiserv, Inc.	3.50	7-1-2029	170,000	165,136
Fiserv, Inc.	4.20	10-1-2028	110,000	110,027
Fiserv, Inc.	4.55	2-15-2031	40,000	39,874
Fiserv, Inc.	4.75	3-15-2030	20,000	20,157
Oracle Corp.	2.88	3-25-2031	200,000	181,774
Oracle Corp.	3.80	11-15-2037	160,000	131,587
Oracle Corp.	3.85	7-15-2036	100,000	85,260
Oracle Corp.	5.70	2-4-2036	215,000	215,120
Oracle Corp.	5.88	9-26-2045	235,000	212,925
Roper Technologies, Inc.	2.95	9-15-2029	170,000	162,979
Roper Technologies, Inc.	4.45	9-15-2030	80,000	80,478
Roper Technologies, Inc.	4.50	10-15-2029	100,000	101,254
Take-Two Interactive Software, Inc.	5.40	6-12-2029	150,000	155,473
				1,662,044
Utilities: 4.60%
Electric: 4.45%
AEP Transmission Co. LLC	5.15	4-1-2034	180,000	186,052
Alabama Power Co.	5.85	11-15-2033	70,000	75,768
Alliant Energy Finance LLC144A	3.60	3-1-2032	220,000	208,197
Ameren Missouri Securitization Funding I LLC Series A-1	4.85	10-1-2039	192,697	196,521
American Transmission Systems, Inc.144A	2.65	1-15-2032	230,000	210,475
Black Hills Corp.	4.35	5-1-2033	240,000	235,295
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 11

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
CenterPoint Energy Houston Electric LLC	5.15%	3-1-2034	$100,000	$103,617
CenterPoint Energy Houston Electric LLC Series AI	4.45	10-1-2032	370,000	372,519
CenterPoint Energy Restoration Bond Co. III LLC Series A-3	4.86	12-15-2039	765,000	773,935
Commonwealth Edison Co. Series 132	3.15	3-15-2032	180,000	170,260
Commonwealth Edison Co. Series 133	3.85	3-15-2052	210,000	159,707
Connecticut Light & Power Co.	4.95	1-15-2030	350,000	361,673
Consumers Securitization Funding LLC Series A2	5.21	9-1-2030	297,000	307,458
Dominion Energy South Carolina, Inc.	6.25	10-15-2053	130,000	140,789
DTE Electric Co. Series C	2.63	3-1-2031	130,000	121,824
Duke Energy Carolinas LLC	6.00	1-15-2038	120,000	130,789
Duke Energy Carolinas LLC	6.05	4-15-2038	130,000	142,433
Duke Energy Progress LLC	4.10	3-15-2043	140,000	120,989
Entergy Arkansas LLC	4.95	1-15-2036	100,000	100,940
Entergy Arkansas LLC	5.15	1-15-2033	180,000	187,368
Entergy Arkansas LLC	5.45	6-1-2034	110,000	116,340
Evergy Kansas Central, Inc.	5.25	3-15-2035	410,000	421,646
Evergy Kansas Central, Inc.	5.70	3-15-2053	100,000	101,964
FirstEnergy Transmission LLC144A	2.87	9-15-2028	120,000	116,721
Indianapolis Power & Light Co.144A	5.65	12-1-2032	100,000	106,152
Indianapolis Power & Light Co.144A	5.70	4-1-2054	190,000	192,181
Interstate Power & Light Co.	4.95	9-30-2034	100,000	101,215
Kentucky Utilities Co. Series KENT	5.45	4-15-2033	70,000	74,181
Louisville Gas & Electric Co. Series LOU	5.45	4-15-2033	250,000	264,200
NorthWestern Corp.144A	5.07	3-21-2030	190,000	195,949
Oncor Electric Delivery Co. LLC	4.15	6-1-2032	20,000	19,819
Oncor Electric Delivery Co. LLC	4.60	6-1-2052	220,000	187,896
Oncor Electric Delivery Co. LLC144A	5.35	4-1-2035	135,000	140,588
Public Service Co. of New Hampshire	5.35	10-1-2033	110,000	116,081
Public Service Electric & Gas Co.	3.10	3-15-2032	130,000	122,229
Public Service Electric & Gas Co.	5.20	3-1-2034	10,000	10,423
Puget Sound Energy, Inc.	5.33	6-15-2034	110,000	114,503
Puget Sound Energy, Inc.	5.45	6-1-2053	150,000	146,804
Rochester Gas & Electric Corp.144A	1.85	12-1-2030	170,000	151,771
Tucson Electric Power Co.	1.50	8-1-2030	100,000	89,446
Tucson Electric Power Co.	3.25	5-15-2032	70,000	65,713
Union Electric Co.	5.20	4-1-2034	290,000	302,720
Union Electric Co.	5.45	3-15-2053	170,000	167,485
Virginia Power Fuel Securitization LLC Series A-2	4.88	5-1-2031	100,000	103,006
Wisconsin Power & Light Co.	3.95	9-1-2032	120,000	117,214
Wisconsin Power & Light Co.	5.38	3-30-2034	70,000	72,795
Wisconsin Public Service Corp.	4.25	1-15-2031	120,000	121,170
				8,046,821
Gas: 0.15%
CenterPoint Energy Resources Corp.	1.75	10-1-2030	70,000	63,126
Southern Co. Gas Capital Corp.	4.95	9-15-2034	200,000	202,841
				265,967
Total corporate bonds and notes (Cost $45,433,651)				46,873,559
The accompanying notes are an integral part of these financial statements.
12 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 5.78%
California: 0.88%
GO revenue: 0.68%
Foothill-De Anza Community College District Series E	3.22%	8-1-2038	$225,000	$198,603
Glendale Unified School District Series B	1.58	9-1-2030	200,000	182,673
Los Angeles Community College District	1.17	8-1-2026	100,000	98,985
Los Angeles Community College District	1.81	8-1-2030	100,000	92,948
San Diego Community College District	2.38	8-1-2033	235,000	211,425
State of California	5.75	10-1-2031	150,000	164,170
State of California	7.55	4-1-2039	235,000	290,340
				1,239,144
Tax revenue: 0.20%
San Jose Redevelopment Agency Successor Agency Series A-T	3.38	8-1-2034	375,000	359,933
				1,599,077
Florida: 0.09%
Housing revenue: 0.09%
Florida Housing Finance Corp. Series 4 (GNMA / FNMA / FHLMC Insured)	5.50	7-1-2054	165,000	170,645
Hawaii: 0.01%
GO revenue: 0.01%
City & County of Honolulu Series F	3.75	9-1-2030	25,000	25,080
Louisiana: 0.38%
Miscellaneous revenue: 0.38%
Louisiana Local Government Environmental Facilities & CDA Series A	4.28	2-1-2036	525,000	527,552
Louisiana Local Government Environmental Facilities & CDA Series A	4.48	8-1-2039	100,000	99,656
Louisiana Local Government Environmental Facilities & CDA Series A1	5.05	12-1-2034	50,000	52,221
				679,429
Massachusetts: 0.59%
GO revenue: 0.29%
Commonwealth of Massachusetts	5.46	12-1-2039	250,000	262,105
Commonwealth of Massachusetts Series C	2.51	7-1-2041	125,000	100,301
Commonwealth of Massachusetts Series D	2.66	9-1-2039	193,151	169,467
				531,873
Miscellaneous revenue: 0.02%
Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue Series B	4.11	7-15-2031	26,828	27,057
Tax revenue: 0.16%
Massachusetts School Building Authority	5.72	8-15-2039	275,000	292,082
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 13

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.12%
Massachusetts Water Resources Authority	3.10%	8-1-2039	$250,000	$214,842
				1,065,854
Michigan: 0.21%
Health revenue: 0.21%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series T	3.08	12-1-2034	410,000	382,410
Nebraska: 0.31%
Education revenue: 0.12%
University of Nebraska Facilities Corp. Series A	3.19	10-1-2039	250,000	218,144
Housing revenue: 0.19%
Nebraska Investment Finance Authority Series B (GNMA / FNMA / FHLMC Insured)	6.00	9-1-2053	320,000	337,468
				555,612
Nevada: 0.18%
Housing revenue: 0.18%
Nevada Housing Division Series F (GNMA / FNMA / FHLMC Insured)	6.00	10-1-2054	305,000	320,193
New York: 0.75%
GO revenue: 0.02%
State of New York Series B	2.36	2-15-2027	40,000	39,508
Tax revenue: 0.51%
New York City Transitional Finance Authority Future Tax Secured Revenue Series I-2	5.22	5-1-2033	325,000	346,582
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.50	3-15-2030	88,422	90,178
New York State Dormitory Authority Personal Income Tax Revenue Series F	5.63	3-15-2039	470,000	488,410
				925,170
Water & sewer revenue: 0.22%
New York City Municipal Water Finance Authority Water & Sewer System Series GG	5.72	6-15-2042	375,000	385,859
				1,350,537
North Carolina: 0.14%
Education revenue: 0.14%
University of North Carolina at Chapel Hill	3.85	12-1-2034	260,000	256,214
Ohio: 0.38%
GO revenue: 0.12%
County of Cuyahoga Series B	6.03	12-1-2034	200,000	214,630
The accompanying notes are an integral part of these financial statements.
14 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.18%
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group	4.72%	1-1-2032	$100,000	$103,803
State of Ohio Cleveland Clinic Health System Obligated Group Series B	3.17	1-1-2030	100,000	98,625
State of Ohio Cleveland Clinic Health System Obligated Group Series G	3.28	1-1-2042	150,000	131,348
				333,776
Miscellaneous revenue: 0.08%
JobsOhio Beverage System Series B	4.89	1-1-2040	135,000	137,631
				686,037
Oklahoma: 0.31%
Utilities revenue: 0.31%
Oklahoma Development Finance Authority Public Service Co. of Oklahoma Series A-1	4.14	12-1-2033	90,689	91,115
Oklahoma Development Finance Authority Series 2022-ONG	4.38	11-1-2045	270,000	262,828
Oklahoma Development Finance Authority Series A-2	4.85	2-1-2045	200,000	202,786
				556,729
Oregon: 0.28%
GO revenue: 0.28%
State of Oregon	5.89	6-1-2027	49,670	50,445
State of Oregon Series A	5.90	8-1-2038	190,000	206,988
State of Oregon Series B	5.30	5-1-2036	225,000	244,434
				501,867
Texas: 1.02%
Education revenue: 0.14%
Waco Educational Finance Corp. Baylor University Series B	4.87	3-1-2030	250,000	259,211
GO revenue: 0.59%
City of Garland	4.54	2-15-2032	450,000	465,910
State of Texas	5.52	4-1-2039	210,895	222,158
State of Texas Series A	4.68	4-1-2040	35,000	35,169
Texas Transportation Commission Mobility Fund	1.88	10-1-2034	350,000	295,770
Texas Transportation Commission Mobility Fund	2.47	10-1-2044	75,000	54,564
				1,073,571
Tax revenue: 0.12%
Dallas Area Rapid Transit Series B	6.00	12-1-2044	200,000	209,995
Utilities revenue: 0.17%
Texas Natural Gas Securitization Finance Corp.	5.17	4-1-2041	125,000	130,249
Texas Natural Gas Securitization Finance Corp. Series 2023-1	5.10	4-1-2035	171,648	178,847
				309,096
				1,851,873
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 15

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 0.25%
Housing revenue: 0.25%
Virginia College Building Authority Series 2020B	1.97%	2-1-2032	$150,000	$134,525
Virginia Resources Authority Series B	5.70	11-1-2039	310,000	318,962
				453,487
Total municipal obligations (Cost $10,064,558)				10,455,044
Non-agency mortgage-backed securities: 6.17%
ALA Trust Series 2025-OANA Class A (U.S. SOFR 1 Month+1.74%)144A±	5.40	6-15-2040	240,000	241,204
Bank5 Series 2024-5YR10 Class A3	5.30	10-15-2057	490,000	508,709
Benchmark Mortgage Trust Series 2020-B16 Class A4	2.48	2-15-2053	350,000	330,525
BLP Commercial Mortgage Trust Series 2025-IND2 Class A (U.S. SOFR 1 Month+1.50%)144A±	5.16	12-15-2042	95,000	95,059
BMP Trust Series 2024-MF23 Class A (U.S. SOFR 1 Month+1.37%)144A±	5.03	6-15-2041	300,000	300,094
BOCA Commercial Mortgage Trust Series 2025-BOCA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.26	12-15-2042	155,000	155,630
BX Commercial Mortgage Trust Series 2022-AHP Class A (U.S. SOFR 1 Month+0.99%)144A±	4.65	1-17-2039	350,000	349,891
BX Commercial Mortgage Trust Series 2024-AIRC Class A (U.S. SOFR 1 Month+1.69%)144A±	5.35	8-15-2041	346,901	347,808
BX Commercial Mortgage Trust Series 2024-GPA3 Class A (U.S. SOFR 1 Month+1.29%)144A±	4.95	12-15-2039	117,619	117,656
BX Commercial Mortgage Trust Series 2024-XL5 Class A (U.S. SOFR 1 Month+1.39%)144A±	5.05	3-15-2041	213,950	214,017
BX Commercial Mortgage Trust Series 2026-CSMO Class A (U.S. SOFR 1 Month+1.40%)144A±	5.07	2-15-2042	295,000	295,000
BX Trust Series 2021-RISE Class A (U.S. SOFR 1 Month+0.86%)144A±	4.52	11-15-2036	126,799	126,778
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	5.30	2-15-2041	150,000	150,000
BX Trust Series 2025-ARIA Class A144A±±	5.03	12-13-2042	180,000	184,776
BX Trust Series 2025-DIME Class A (U.S. SOFR 1 Month+1.15%)144A±	4.81	2-15-2035	665,000	664,101
BX Trust Series 2025-LUNR Class A (U.S. SOFR 1 Month+1.50%)144A±	5.16	6-15-2040	336,229	336,649
BX Trust Series 2025-ROIC Class A (U.S. SOFR 1 Month+1.14%)144A±	4.80	3-15-2030	263,524	263,195
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A2	2.32	3-15-2053	600,000	563,051
Extended Stay America Trust Series 2025-ESH Class A (U.S. SOFR 1 Month+1.30%)144A±	4.96	10-15-2042	190,000	190,238
Extended Stay America Trust Series 2026-ESH2 Class A (U.S. SOFR 1 Month+1.20%)144A±	4.86	2-15-2043	175,000	175,055
FNMA♦%%	4.39	3-1-2033	1,130,000	1,145,978
GS Mortgage Securities Trust Series 2019-GC42 Class A3	2.75	9-10-2052	350,000	335,445
GWT Trust Series 2024-WLF2 Class A (U.S. SOFR 1 Month+1.69%)144A±	5.35	5-15-2041	300,000	300,188
Hudson Yards Mortgage Trust Series 2025-SPRL Class A144A±±	5.47	1-13-2040	260,000	271,087
INTOWN Mortgage Trust Series 2025-STAY Class A (U.S. SOFR 1 Month+1.35%)144A±	5.01	3-15-2042	300,000	300,281
The accompanying notes are an integral part of these financial statements.
16 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Life Mortgage Trust Series 2022-BMR2 Class A1 (U.S. SOFR 1 Month+1.30%)144A±	4.95%	5-15-2039	$140,000	$135,275
ONNI Commercial Mortgage Trust Series 2024-APT Class A144A±±	5.75	7-15-2039	350,000	357,806
PLYM Commercial Mortgage Trust Series 2026-IND Class A (U.S. SOFR 1 Month+1.25%)144A±%%	4.90	3-15-2043	305,000	305,000
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	150,000	155,243
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	5.61	10-15-2041	385,000	385,481
SMRT Commercial Mortgage Trust Series 2022-MINI Class A (U.S. SOFR 1 Month+1.00%)144A±	4.66	1-15-2039	170,000	169,999
SREIT Trust Series 2021-MFP2 Class A (U.S. SOFR 1 Month+0.94%)144A±	4.60	11-15-2036	350,000	349,891
SWCH Commercial Mortgage Trust Series 2025-DATA Class A (U.S. SOFR 1 Month+1.44%)144A±	5.10	2-15-2042	255,000	252,762
TCO Commercial Mortgage Trust Series 2024-DPM Class A (U.S. SOFR 1 Month+1.24%)144A±	4.90	12-15-2039	125,000	125,156
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.06	6-15-2052	754,339	730,542
WHARF Commercial Mortgage Trust Series 2025-DC Class A144A±±	5.53	7-15-2040	225,000	233,488
Total non-agency mortgage-backed securities (Cost $11,098,517)				11,163,058
U.S. Treasury securities: 14.92%
U.S. Treasury Bonds##	4.63	11-15-2045	6,845,000	6,889,920
U.S. Treasury Bonds	4.63	2-15-2055	2,970,000	2,961,995
U.S. Treasury Bonds	4.63	11-15-2055	1,625,000	1,622,207
U.S. Treasury Bonds	4.75	5-15-2055	1,955,000	1,989,594
U.S. Treasury Bonds	4.75	8-15-2055	3,220,000	3,278,866
U.S. Treasury Bonds	5.00	5-15-2045	4,645,000	4,910,273
U.S. Treasury Notes	3.50	10-31-2027	3,525,000	3,528,993
U.S. Treasury Notes	3.50	2-15-2029	1,800,000	1,805,625
Total U.S. Treasury securities (Cost $26,303,325)				26,987,473
Yankee corporate bonds and notes: 4.08%
Basic materials: 0.83%
Chemicals: 0.25%
Nutrien Ltd.	2.95	5-13-2030	100,000	95,376
Nutrien Ltd.	4.90	3-27-2028	100,000	101,812
Nutrien Ltd.	5.25	3-12-2032	240,000	250,635
				447,823
Mining: 0.58%
Anglo American Capital PLC144A	2.63	9-10-2030	400,000	373,409
BHP Billiton Finance USA Ltd.	5.00	2-21-2030	100,000	103,683
Rio Tinto Finance USA PLC	5.00	3-14-2032	210,000	218,258
South32 Treasury Ltd.144A	4.35	4-14-2032	370,000	365,127
				1,060,477
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 17

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 0.47%
Telecommunications: 0.47%
NTT Finance Corp.144A	5.17%	7-16-2032	$360,000	$372,183
Orange SA144A	4.25	1-13-2031	200,000	200,326
Rogers Communications, Inc.	3.80	3-15-2032	170,000	162,721
Rogers Communications, Inc.	5.00	2-15-2029	110,000	112,534
				847,764
Energy: 0.39%
Oil & gas: 0.20%
Canadian Natural Resources Ltd.	5.00	12-15-2029	340,000	350,896
Pipelines: 0.19%
Enbridge, Inc.	3.13	11-15-2029	120,000	116,040
Enbridge, Inc.	5.70	3-8-2033	220,000	233,823
				349,863
Financial: 1.94%
Banks: 1.94%
Bank of Montreal (U.S. SOFR+1.08%)±	4.35	9-22-2031	200,000	201,291
Bank of Montreal (U.S. SOFR+1.25%)±	4.64	9-10-2030	50,000	50,917
Bank of Nova Scotia	4.85	2-1-2030	150,000	154,409
Bank of Nova Scotia (U.S. SOFR+1.07%)±	5.13	2-14-2031	160,000	165,668
Bank of Nova Scotia (U.S. SOFR+1.09%)±	4.34	9-15-2031	75,000	75,267
BNP Paribas SA (U.S. SOFR+1.22%)144A±	2.16	9-15-2029	300,000	285,371
HSBC Holdings PLC (U.S. SOFR+1.29%)±	5.13	3-3-2031	200,000	206,365
HSBC Holdings PLC (U.S. SOFR+1.41%)±	2.87	11-22-2032	300,000	275,992
HSBC Holdings PLC (U.S. SOFR+1.97%)±	6.16	3-9-2029	250,000	259,939
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.80%)±	4.53	9-12-2031	250,000	253,003
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.95%)±	2.31	7-20-2032	300,000	271,310
Royal Bank of Canada (U.S. SOFR+1.03%)±	5.15	2-4-2031	50,000	51,854
Royal Bank of Canada (U.S. SOFR+1.06%)±	4.70	8-6-2031	120,000	122,608
Royal Bank of Canada (U.S. SOFR+1.10%)±	4.97	8-2-2030	250,000	257,219
Sumitomo Mitsui Financial Group, Inc.	3.04	7-16-2029	250,000	242,262
Toronto-Dominion Bank	4.99	4-5-2029	170,000	175,184
UBS Group AG (1 Year Treasury Constant Maturity+1.00%)144A±	2.10	2-11-2032	300,000	269,714
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	180,951
				3,499,324
Industrial: 0.31%
Aerospace/defense: 0.11%
BAE Systems PLC144A	3.40	4-15-2030	200,000	195,362
Building materials: 0.11%
CRH SMW Finance DAC	5.20	5-21-2029	200,000	207,326
Transportation: 0.09%
Canadian National Railway Co.	4.20	3-12-2031	160,000	161,027
The accompanying notes are an integral part of these financial statements.
18 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 0.14%
Semiconductors: 0.14%
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65%	2-15-2032	$70,000	$63,235
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.85	8-19-2032	100,000	101,733
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	1-15-2033	80,000	81,875
				246,843
Total yankee corporate bonds and notes (Cost $7,124,551)				7,366,705

		Yield	Shares
Short-term investments: 1.26%
Investment companies: 1.26%
Allspring Government Money Market Fund Select Class♠∞##		3.62	2,274,021	2,274,021
Total short-term investments (Cost $2,274,021)				2,274,021
Total investments in securities (Cost $175,111,975)	100.05%			180,936,842

		Interest rate		Principal
TBA sale commitments: (1.00)%
Agency securities: (1.00)%
FNMA%%		3.00	3-12-2056	(2,000,000)	(1,808,376)
Total agency securities (Cost $(1,769,766))					(1,808,376)
Total TBA sale commitments (proceeds $(1,769,766))	(1.00)%				(1,808,376)
Other assets and liabilities, net	0.95				1,722,808
Total net assets	100.00%				$180,851,274

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
REIT	Real estate investment trust
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 19

Portfolio of investments—February 28, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,503,963	$31,311,140	$(30,541,082)	$0	$0	$2,274,021	2,274,021	$39,336
The accompanying notes are an integral part of these financial statements.
20 | Allspring Broad Market Core Bond ETF

Statement of assets and liabilities—February 28, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $172,837,954)	$178,662,821
Investments in affiliated securities, at value (cost $2,274,021)	2,274,021
Cash	484
Receivable for investments sold	4,991,221
Receivable for interest	1,483,329
Total assets	187,411,876
Liabilities
Payable for investments purchased	4,722,697
TBA sale commitments, at value (proceeds received $1,769,766)	1,808,376
Management fee payable	27,659
Accrued expenses and other liabilities	1,870
Total liabilities	6,560,602
Total net assets	$180,851,274
Net assets consist of
Paid-in capital	$173,670,410
Total distributable earnings	7,180,864
Total net assets	$180,851,274
Net asset value per share
Based on $180,851,274 divided by 7,100,000 shares issued and outstanding (unlimited number of shares authorized)	$25.47
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 21

Statement of operations—six months ended February 28, 2026 (unaudited)
Statement of operations
Investment income
Interest	$4,328,676
Income from affiliated securities	39,336
Total investment income	4,368,012
Expenses
Management fee	169,653
Interest expense	50
Total expenses	169,703
Net investment income	4,198,309
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	873,260
Unaffiliated in-kind redemptions	465,199
Futures contracts	(17,726)
Net realized gains on investments	1,320,733
Net change in unrealized gains (losses) on
Unaffiliated securities	2,425,958
TBA sale commitments	(38,610)
Net change in unrealized gains (losses) on investments	2,387,348
Net realized and unrealized gains (losses) on investments	3,708,081
Net increase in net assets resulting from operations	$7,906,390
The accompanying notes are an integral part of these financial statements.
22 | Allspring Broad Market Core Bond ETF

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2026 (unaudited)		Year ended August 31, 2025[1]
Operations
Net investment income		$4,198,309		$5,205,020
Net realized gains on investments		1,320,733		627,867
Net change in unrealized gains (losses) on investments		2,387,348		3,398,909
Net increase in net assets resulting from operations		7,906,390		9,231,796
Distributions to shareholders from
Net investment income and net realized gains		(4,795,482)		(4,900,712)
Capital share transactions	Shares		Shares
Proceeds from shares sold	700,000	17,665,084	8,100,001	198,215,021
Payment for shares redeemed	(700,000)	(17,725,862)	(1,000,001)	(24,744,961)
Net increase (decrease) in net assets resulting from capital share transactions		(60,778)		173,470,060
Total increase in net assets		3,050,130		177,801,144
Net assets
Beginning of period		177,801,144		0
End of period		$180,851,274		$177,801,144
1 For the period from December 4, 2024 (commencement of operations) to August 31, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 23

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
		2025[1]
Net asset value, beginning of period	$25.04	$25.00
Net investment income	0.59 [2]	0.89 [2]
Net realized and unrealized gains (losses) on investments	0.51	(0.04)
Total from investment operations	1.10	0.85
Distributions to shareholders from
Net investment income	(0.59)	(0.81)
Net realized gains	(0.08)	0.00
Total distributions to shareholders	(0.67)	(0.81)
Net asset value, end of period	$25.47	$25.04
Total return[3]	4.46%	3.50%
Ratios to average net assets (annualized)
Expenses	0.19%	0.19%
Net investment income	4.68%	4.87%
Supplemental data
Portfolio turnover rate[4]	34%	114%
Net assets, end of period (000s omitted)	$180,851	$177,801

[1]	For the period from December 4, 2024 (commencement of operations) to August 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Broad Market Core Bond ETF

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Broad Market Core Bond ETF (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value(“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
TBA sale commitments
The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale
Allspring Broad Market Core Bond ETF | 25

Notes to financial statements (unaudited)
commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Inflation-indexed bonds and TIPS
The Fund may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
26 | Allspring Broad Market Core Bond ETF

Notes to financial statements (unaudited)
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of February 28, 2026, the aggregate cost of all investments for federal income tax purposes was $175,127,962 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$5,861,435
Gross unrealized losses	(52,555)
Net unrealized gains	$5,808,880
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Broad Market Core Bond ETF | 27

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$57,312,227	$0	$57,312,227
Asset-backed securities	0	18,504,755	0	18,504,755
Corporate bonds and notes	0	46,873,559	0	46,873,559
Municipal obligations	0	10,455,044	0	10,455,044
Non-agency mortgage-backed securities	0	11,163,058	0	11,163,058
U.S. Treasury securities	26,987,473	0	0	26,987,473
Yankee corporate bonds and notes	0	7,366,705	0	7,366,705
Short-term investments
Investment companies	2,274,021	0	0	2,274,021
Total assets	$29,261,494	$151,675,348	$0	$180,936,842
Liabilities
TBA sale commitments
Agency securities	$0	$1,808,376	$0	$1,808,376
Total liabilities	$0	$1,808,376	$0	$1,808,376
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.19% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Galliard Capital Management, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the six months ended February 28, 2026, the management fee was equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2026.
28 | Allspring Broad Market Core Bond ETF

Notes to financial statements (unaudited)
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2026 were as follows:
Purchases at cost			Sales Proceeds
U.S. government	Non-U.S. government	IN-KIND	U.S. government	Non-U.S. government	IN-KIND
$41,952,721	$17,982,791	$13,774,484	$42,841,285	$20,056,281	$13,776,971
6.DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $55,682 in short futures contracts during the six months ended February 28, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2026, there were no borrowings by the Fund under the agreement.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
Allspring Broad Market Core Bond ETF | 29

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

30 | Allspring Broad Market Core Bond ETF

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Broad Market Core Bond ETF | 31

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRSAFIX 02-26

Allspring Core Plus ETF (APLU)
Long Form Financial Statements
Semi-Annual Report
February 28, 2026

Allspring Core Plus ETF | 1

Portfolio of investments—February 28, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 28.52%
FHLMC	3.00%	10-1-2053	$3,814,172	$3,456,428
FHLMC	4.00	11-1-2053	2,613,961	2,544,471
FHLMC	5.00	3-1-2040	1,456,745	1,479,557
FHLMC	5.00	1-1-2055	2,773,301	2,787,509
FHLMC	5.50	11-1-2054	755,772	768,413
FHLMC	5.50	6-1-2055	1,886,496	1,918,584
FHLMC	5.50	9-1-2055	936,738	952,264
FHLMC	5.50	11-1-2055	2,446,424	2,487,659
FHLMC	6.50	7-1-2055	1,200,320	1,246,422
FHLMC	6.50	9-1-2055	429,719	446,267
FNMA	2.00	8-1-2051	859,142	715,897
FNMA	2.00	12-1-2051	4,009,829	3,336,273
FNMA	2.00	1-1-2052	855,020	711,125
FNMA	2.00	2-1-2052	7,021,653	5,829,530
FNMA	2.50	2-1-2051	6,877,737	5,993,484
FNMA	2.50	4-1-2052	1,111,659	986,433
FNMA	2.50	6-1-2052	443,776	385,341
FNMA	3.00	11-1-2051	1,848,516	1,674,339
FNMA	3.50	8-1-2052	403,219	381,180
FNMA	3.50	9-1-2052	3,113,447	2,938,094
FNMA	3.50	10-1-2054	397,743	375,010
FNMA%%	3.50	3-12-2056	1,395,000	1,314,481
FNMA	4.00	9-1-2052	238,256	232,592
FNMA	4.00	11-1-2054	1,580,910	1,537,247
FNMA	4.50	5-1-2053	2,347,413	2,330,002
FNMA%%	4.50	3-12-2056	665,000	657,585
FNMA	5.00	6-1-2055	1,756,712	1,766,028
FNMA	5.50	12-1-2054	632,712	643,263
FNMA	5.50	1-1-2055	1,124,014	1,142,700
FNMA	5.50	3-1-2055	4,364,651	4,437,100
FNMA	6.00	8-1-2054	197,640	202,893
FNMA%%	6.00	3-15-2055	1,335,000	1,369,294
FNMA	6.00	5-1-2055	2,644,437	2,712,771
FNMA	6.00	6-1-2055	1,935,442	1,985,455
FNMA	6.00	7-1-2055	767,042	793,340
FNMA	6.00	11-1-2055	2,401,161	2,463,929
FNMA	6.50	11-1-2054	1,375,797	1,428,761
FNMA	6.50	9-1-2055	440,315	457,135
GNMA	2.00	2-20-2052	781,208	661,932
GNMA	2.50	4-20-2051	394,913	348,739
GNMA	2.50	8-20-2051	1,468,089	1,296,369
GNMA	2.50	9-20-2051	2,843,571	2,510,955
GNMA	3.00	8-20-2051	1,560,919	1,433,164
GNMA	3.00	12-20-2051	248,671	228,225
GNMA	3.50	2-20-2055	1,176,089	1,104,280
GNMA	3.50	9-20-2055	1,574,276	1,478,148
GNMA	4.50	11-20-2054	121,538	120,281
GNMA	4.50	2-20-2055	1,102,278	1,090,880
The accompanying notes are an integral part of these financial statements.
2 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	4.50%	4-20-2055	$1,368,368	$1,353,797
GNMA	5.00	12-20-2054	5,065,145	5,088,751
GNMA%%	5.00	3-19-2056	2,830,000	2,839,602
GNMA	5.50	8-20-2054	799,459	810,782
GNMA	5.50	9-20-2054	1,316,016	1,338,791
GNMA	5.50	12-20-2054	3,445,719	3,502,153
GNMA	5.50	1-20-2055	986,267	1,001,554
GNMA	5.50	10-20-2055	2,458,216	2,493,035
GNMA	6.00	8-20-2054	890,516	910,250
GNMA	6.00	9-20-2054	895,600	915,320
GNMA	6.00	9-20-2055	1,778,807	1,818,293
Total agency securities (Cost $96,626,172)				99,234,157
Asset-backed securities: 9.59%
Aligned Data Centers Issuer LLC Series 2021-1A Class B144A	2.48	8-15-2046	160,000	157,927
Angel Oak Mortgage Trust Series 2025-HB2 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.27	12-25-2055	1,560,800	1,571,713
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,000,000	1,003,110
Barings Equipment Finance LLC Series 2025-A Class A2144A	4.64	10-13-2028	749,255	753,598
Cajun Global LLC Series 2025-2A Class A2144A	5.91	11-20-2055	1,511,212	1,536,560
Camber Credit Auto Trust Series 2026-1A Class A144A♦	5.63	12-15-2031	905,000	905,000
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,000,000	987,917
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	517,048	523,132
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	1,515,000	1,583,906
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	260,000	262,244
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	706,506	727,939
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	771,100	782,608
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	103,688	106,658
Flexential Issuer LLC Series 2025-1A Class A2144A	6.03	10-25-2060	650,000	660,669
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	17,400	17,458
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.30	1-19-2044	770,000	772,649
Gracie Point International Funding LLC Series 2025-1A Class C (30 Day Average U.S. SOFR+2.75%)144A±	6.43	8-15-2028	335,000	335,444
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	215,000	226,569
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	1,248,509	1,247,516
Hotwire Funding LLC Series 2021-1 Class A2144A	2.31	11-20-2051	1,000,000	984,237
Jack in the Box Funding LLC Series 2019-1A Class A23144A	4.97	8-25-2049	190,000	183,316
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	990,000	1,018,001
Lafayette Federal Credit Union Asset Trust Series 2026-HI1A Class A2144A	5.38	1-25-2046	205,000	206,656
LCM 34 Ltd. Series 34A Class BR (U.S. SOFR 3 Month+1.70%)144A±	5.37	10-20-2034	1,275,000	1,276,368
LoanCore Issuer LLC Series 2025-CRE8 Class C (U.S. SOFR 1 Month+2.14%)144A±	5.80	8-17-2042	1,000,000	1,000,618
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	6.58	10-16-2036	100,000	97,879
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 3

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
NMABS Issuer I LLC Series 2025-1A Class B144A	5.33%	11-22-2055	$839,475	$840,893
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	500,000	507,692
NMEF Funding LLC Series 2026-A Class C144A	4.71	2-15-2034	130,000	130,871
OneMain Direct Auto Receivables Trust Series 2025-1A Class A144A	5.36	4-16-2035	1,000,000	1,044,778
Pagaya AI Debt Grantor Trust Series 2025-7 Class B144A	5.06	5-15-2033	1,520,000	1,523,035
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	727,580	736,291
Sabey Data Center Issuer LLC Series 2022-1 Class A2144A	5.00	6-20-2047	1,000,000	999,890
Sabey Data Center Issuer LLC Series 2026-1 Class A2144A	5.48	1-20-2051	860,000	873,253
Saluda Grade Alternative Mortgage Trust Series 2023-FIG4 Class B144A±±	7.12	11-25-2053	145,516	152,053
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	997,500	997,495
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	1,440,256	1,456,563
ServiceMaster Funding LLC Series 2020-1 Class A2I144A	2.84	1-30-2051	168,833	161,593
ServiceMaster Funding LLC Series 2021-1 Class A2II144A	3.11	7-30-2051	624,684	549,219
Sotheby’s ArtFi Master Trust Series 2026-1A Class B144A	4.90	6-20-2033	155,000	155,657
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	409,812	408,780
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	200,000	202,537
Switch ABS Issuer LLC Series 2025-2A Class A22144A	5.37	10-25-2055	505,000	509,703
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	220,000	222,277
TRTX Issuer Ltd. Series 2025-FL7 Class A (U.S. SOFR 1 Month+1.45%)144A±	5.11	6-18-2043	450,000	449,963
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	990,000	1,016,812
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	145,000	147,680
Zayo Issuer LLC Series 2025-1A Class A2144A	5.65	3-20-2055	610,000	623,837
Zayo Issuer LLC Series 2025-3A Class A2144A	5.57	10-20-2055	700,000	717,258
Total asset-backed securities (Cost $32,994,938)				33,357,822
Corporate bonds and notes: 22.42%
Basic materials: 0.34%
Chemicals: 0.29%
Celanese U.S. Holdings LLC	6.50	4-15-2030	540,000	553,373
LYB International Finance III LLC	5.50	3-1-2034	170,000	171,329
LYB International Finance III LLC	5.88	1-15-2036	285,000	288,133
				1,012,835
Iron/steel: 0.05%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	160,000	151,798
Communications: 2.74%
Internet: 0.57%
Alphabet, Inc.	5.65	2-15-2056	505,000	516,745
Meta Platforms, Inc.	4.88	11-15-2035	765,000	772,617
Meta Platforms, Inc.	5.40	8-15-2054	615,000	580,643
Wayfair LLC144A	6.75	11-15-2032	100,000	101,920
				1,971,925
The accompanying notes are an integral part of these financial statements.
4 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media: 1.31%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25%	1-15-2034	$785,000	$683,814
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	815,000	740,850
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	285,000	172,344
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	220,000	144,767
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	485,000	508,319
Comcast Corp.	2.94	11-1-2056	815,000	475,285
Comcast Corp.	2.99	11-1-2063	500,000	278,621
News Corp.144A	3.88	5-15-2029	930,000	907,289
News Corp.144A	5.13	2-15-2032	190,000	189,029
Time Warner Cable LLC	5.50	9-1-2041	515,000	460,657
				4,560,975
Telecommunications: 0.86%
AT&T, Inc.	3.55	9-15-2055	1,230,000	832,735
Level 3 Financing, Inc.144A	7.00	3-31-2034	415,000	431,411
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	99,000	99,686
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	220,000	220,985
Verizon Communications, Inc.	5.00	1-15-2036	885,000	888,913
Verizon Communications, Inc.	5.88	11-30-2055	270,000	271,808
WULF Compute LLC144A	7.75	10-15-2030	225,000	238,278
				2,983,816
Consumer, cyclical: 2.58%
Airlines: 0.59%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	599,719	592,995
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	6-10-2028	46,979	45,039
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	921,250	929,216
Southwest Airlines Co.	5.25	11-15-2035	280,000	277,710
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	186,679	198,075
				2,043,035
Auto manufacturers: 0.91%
Ford Motor Credit Co. LLC	4.00	11-13-2030	385,000	368,967
Ford Motor Credit Co. LLC	5.13	11-5-2026	390,000	392,251
Ford Motor Credit Co. LLC	5.87	10-31-2035	515,000	516,765
Hyundai Capital America144A	4.50	9-18-2030	340,000	343,267
Hyundai Capital America144A	5.30	3-19-2027	185,000	187,542
Hyundai Capital America144A	5.40	6-23-2032	780,000	818,908
Hyundai Capital America144A	5.65	6-26-2026	110,000	110,552
Hyundai Capital America144A	5.80	4-1-2030	400,000	422,371
				3,160,623
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 5

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment: 0.07%
Discovery Global Holdings, Inc.	4.28%	3-15-2032	$266,000	$244,387
Home builders: 0.25%
Century Communities, Inc.144A	6.63	9-15-2033	735,000	746,845
LGI Homes, Inc.144A	8.75	12-15-2028	130,000	135,637
				882,482
Housewares: 0.04%
Newell Brands, Inc.	6.38	5-15-2030	145,000	145,445
Lodging: 0.15%
Las Vegas Sands Corp.	5.63	6-15-2028	245,000	251,005
Las Vegas Sands Corp.	6.20	8-15-2034	255,000	269,269
				520,274
Retail: 0.19%
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	90,000	90,416
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	55,000	55,399
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	505,000	511,000
				656,815
Toys/games/hobbies: 0.38%
Hasbro, Inc.	6.05	5-14-2034	231,000	248,044
Mattel, Inc.	5.00	11-17-2030	230,000	233,531
Mattel, Inc.	5.45	11-1-2041	265,000	250,751
Mattel, Inc.144A	5.88	12-15-2027	595,000	595,136
				1,327,462
Consumer, non-cyclical: 2.69%
Agriculture: 0.18%
BAT Capital Corp.	4.76	9-6-2049	235,000	202,532
BAT Capital Corp.	6.25	8-15-2055	380,000	396,630
Reynolds American, Inc.	7.00	8-4-2041	30,000	33,552
				632,714
Commercial services: 0.64%
Block, Inc.144A	6.00	8-15-2033	225,000	228,642
GEO Group, Inc.	8.63	4-15-2029	175,000	182,090
GEO Group, Inc.	10.25	4-15-2031	30,000	32,212
Global Payments, Inc.	4.88	11-15-2030	645,000	644,244
Global Payments, Inc.	4.88	3-17-2031	100,000	123,701
Global Payments, Inc.	5.20	11-15-2032	475,000	477,798
Global Payments, Inc.	5.95	8-15-2052	280,000	266,787
Upbound Group, Inc.144A	6.38	2-15-2029	285,000	282,132
				2,237,606
The accompanying notes are an integral part of these financial statements.
6 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Cosmetics/Personal Care: 0.18%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	4.75%	1-15-2029	$300,000	$295,066
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	5.60	1-15-2031	310,000	310,984
				606,050
Food: 0.43%
Kroger Co.	5.50	9-15-2054	325,000	314,178
Mars, Inc.144A	5.20	3-1-2035	730,000	755,888
Mars, Inc.144A	5.70	5-1-2055	430,000	436,043
				1,506,109
Healthcare-products: 0.71%
Abbott Laboratories%%	4.65	3-15-2036	865,000	865,261
Abbott Laboratories%%	5.50	3-15-2056	670,000	672,303
Medline Borrower LP144A	3.88	4-1-2029	675,000	663,870
Thermo Fisher Scientific, Inc.	4.90	2-12-2036	245,000	249,248
				2,450,682
Healthcare-services: 0.44%
DaVita, Inc.144A	6.75	7-15-2033	315,000	327,059
UnitedHealth Group, Inc.	4.65	1-15-2031	235,000	240,203
UnitedHealth Group, Inc.	5.05	4-15-2053	480,000	436,354
UnitedHealth Group, Inc.	5.30	6-15-2035	115,000	120,000
UnitedHealth Group, Inc.	5.63	7-15-2054	330,000	325,578
UnitedHealth Group, Inc.	5.95	6-15-2055	90,000	93,204
				1,542,398
Pharmaceuticals: 0.11%
Eli Lilly & Co.	5.65	10-15-2065	385,000	389,750
Energy: 1.22%
Energy-alternate sources: 0.04%
TerraForm Power Operating LLC144A	4.75	1-15-2030	148,000	144,689
Oil & gas: 0.14%
APA Corp.	5.25	2-1-2042	133,000	117,156
ConocoPhillips Co.	5.65	1-15-2065	180,000	176,807
Coterra Energy, Inc.	5.90	2-15-2055	185,000	184,013
				477,976
Oil & gas services: 0.07%
Schlumberger Holdings Corp.144A	4.85	5-15-2033	245,000	249,369
Pipelines: 0.97%
Energy Transfer LP	5.95	5-15-2054	735,000	709,580
Energy Transfer LP	6.20	4-1-2055	245,000	244,953
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	160,000	171,650
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 7

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Harvest Midstream I LP144A	7.50%	5-15-2032	$40,000	$41,519
MPLX LP	5.30	4-1-2036	400,000	403,603
Prairie Acquiror LP144A	9.00	8-1-2029	260,000	271,306
South Bow USA Infrastructure Holdings LLC	5.03	10-1-2029	555,000	567,489
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	515,000	521,902
Venture Global LNG, Inc.144A	9.50	2-1-2029	165,000	176,971
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	295,000	258,000
				3,366,973
Financial: 8.30%
Banks: 3.04%
Bank of America Corp. (5 Year Treasury Constant Maturity+1.20%)±	2.48	9-21-2036	390,000	345,094
Bank of America Corp. (U.S. SOFR+1.13%)±	5.05	2-6-2037	385,000	390,553
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	750,000	769,664
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	295,000	302,202
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	250,000	249,684
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	215,000	225,085
Citigroup, Inc. (U.S. SOFR+1.49%)±	5.17	9-11-2036	470,000	478,205
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	675,000	697,802
Goldman Sachs Group, Inc. (U.S. SOFR+0.96%)±	4.52	1-21-2032	440,000	442,717
Goldman Sachs Group, Inc. (U.S. SOFR+1.19%)±	5.07	1-21-2037	470,000	473,306
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	535,000	482,545
JPMorgan Chase & Co. (U.S. SOFR+0.84%)±	4.35	1-22-2032	220,000	221,130
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	545,000	522,750
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	430,000	441,757
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	310,000	319,080
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±	5.58	7-23-2036	915,000	951,597
Morgan Stanley Private Bank NA (U.S. SOFR+1.08%)±	4.73	7-18-2031	655,000	666,984
Morgan Stanley (5 Year Treasury Constant Maturity+1.17%)±	5.31	1-18-2041	240,000	238,781
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	295,000	267,353
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	175,000	180,065
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	195,000	199,427
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	325,000	324,147
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	460,000	469,537
Morgan Stanley (U.S. SOFR+1.76%)±	5.66	4-17-2036	60,000	63,408
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	460,000	487,052
Wells Fargo & Co. (U.S. SOFR 3 Month+4.50%)±	5.01	4-4-2051	400,000	365,938
				10,575,863
Diversified financial services: 1.65%
Aircastle Ltd.144A	5.95	2-15-2029	230,000	240,836
American Express Co. (U.S. SOFR+1.22%)±	4.92	7-20-2033	180,000	184,387
American Express Co. (U.S. SOFR+1.79%)±	5.67	4-25-2036	900,000	953,117
The accompanying notes are an integral part of these financial statements.
8 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Ares Finance Co. II LLC144A	3.25%	6-15-2030	$400,000	$383,011
Capital One Financial Corp. (U.S. SOFR+1.51%)±	5.40	1-30-2037	1,075,000	1,084,756
Citadel Finance LLC144A	5.15	2-14-2031	275,000	273,891
Citadel Finance LLC144A	5.90	2-10-2030	500,000	512,996
Computershare U.S., Inc.	1.13	10-7-2031	365,000	381,086
Equitable America Global Funding144A	4.95	6-9-2030	610,000	623,221
Jefferies Financial Group, Inc.	5.50	2-15-2036	435,000	427,820
PRA Group, Inc.144A	5.00	10-1-2029	155,000	143,074
TPG Operating Group II LP	5.88	3-5-2034	220,000	227,823
United Wholesale Mortgage LLC144A	5.50	4-15-2029	58,000	56,882
Western Union Co.%%	4.75	6-15-2029	245,000	245,567
				5,738,467
Insurance: 2.36%
Athene Global Funding144A	5.03	7-17-2030	440,000	442,508
Athene Global Funding144A	5.54	8-22-2035	540,000	537,774
Cincinnati Financial Corp.	6.13	11-1-2034	415,000	448,364
Corebridge Global Funding144A	4.55	1-9-2031	485,000	486,508
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	370,000	311,275
Loews Corp.	4.94	4-1-2036	465,000	463,871
MetLife, Inc. (5 Year Treasury Constant Maturity+1.82%)±	5.85	3-15-2056	520,000	516,331
New York Life Insurance Co.144A	3.75	5-15-2050	200,000	151,015
New York Life Insurance Co.144A	5.88	5-15-2033	450,000	481,744
Northwestern Mutual Life Insurance Co.144A	3.45	3-30-2051	715,000	511,985
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	370,000	399,222
Omnis Funding Trust144A	6.72	5-15-2055	580,000	604,564
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	390,000	376,935
Protective Life Corp.144A	4.70	1-15-2031	335,000	338,252
Protective Life Corp.144A	5.35	12-15-2035	330,000	334,853
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	305,000	283,806
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	55,000	54,048
RGA Global Funding144A	4.60	11-25-2030	460,000	463,508
RGA Global Funding144A	5.05	12-6-2031	395,000	405,153
Transatlantic Holdings, Inc.	8.00	11-30-2039	245,000	306,870
Unum Group144A	4.05	8-15-2041	375,000	311,123
				8,229,709
Investment Companies: 0.52%
Ares Capital Corp. BDC	5.10	1-15-2031	475,000	463,563
Ares Capital Corp. BDC	5.50	9-1-2030	330,000	326,729
Ares Capital Corp. BDC	5.88	3-1-2029	145,000	147,681
Ares Strategic Income Fund BDC	5.70	3-15-2028	345,000	347,712
Blue Owl Capital Corp. BDC	5.95	3-15-2029	525,000	522,304
				1,807,989
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 9

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Real estate: 0.09%
CBRE Services, Inc.	4.90%	1-15-2033	$305,000	$308,838
REITs: 0.64%
Alexandria Real Estate Equities, Inc.	5.15	4-15-2053	280,000	254,077
Alexandria Real Estate Equities, Inc.	5.25	3-15-2036	345,000	345,217
EPR Properties	3.60	11-15-2031	235,000	220,315
Essential Properties LP	2.95	7-15-2031	500,000	461,495
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	99,000	104,390
Piedmont Operating Partnership LP	2.75	4-1-2032	125,000	108,900
Piedmont Operating Partnership LP	9.25	7-20-2028	270,000	297,364
Vornado Realty LP	5.75	2-1-2033	435,000	441,357
				2,233,115
Industrial: 0.78%
Aerospace/defense: 0.08%
Boeing Co.	5.81	5-1-2050	270,000	271,091
Building materials: 0.05%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	250,000	188,753
Engineering & construction: 0.24%
Jacobs Solutions, Inc.%%	4.75	3-3-2031	520,000	520,791
Jacobs Solutions, Inc.%%	5.38	3-3-2036	315,000	315,053
				835,844
Miscellaneous manufacturing: 0.16%
Entegris, Inc.144A	4.75	4-15-2029	540,000	540,449
Trucking & leasing: 0.25%
FTAI Aviation Investors LLC144A	7.00	6-15-2032	830,000	871,253
Technology: 1.55%
Computers: 0.10%
Hewlett Packard Enterprise Co.	5.60	10-15-2054	380,000	349,723
Semiconductors: 0.38%
Foundry JV Holdco LLC144A	6.20	1-25-2037	1,025,000	1,097,664
Intel Corp.	2.80	8-12-2041	50,000	35,605
Intel Corp.	3.25	11-15-2049	300,000	196,408
				1,329,677
Software: 1.07%
Cloud Software Group, Inc.144A	8.25	6-30-2032	385,000	385,323
Intuit, Inc.	5.50	9-15-2053	420,000	397,501
Oracle Corp.	3.85	4-1-2060	265,000	161,211
Oracle Corp.	4.45	9-26-2030	605,000	593,356
Oracle Corp.	4.55	2-4-2029	230,000	230,437
Oracle Corp.	5.70	2-4-2036	1,095,000	1,095,613
The accompanying notes are an integral part of these financial statements.
10 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Software(continued)
Oracle Corp.	5.95%	9-26-2055		$485,000	$426,797
Oracle Corp.	6.70	2-4-2056		445,000	431,543
					3,721,781
Utilities: 2.22%
Electric: 2.11%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055		45,000	45,231
Basin Electric Power Cooperative144A	5.85	10-15-2055		225,000	226,459
CenterPoint Energy Houston Electric LLC Series AR	4.85	4-1-2036		280,000	280,866
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055		230,000	238,751
Duke Energy Corp.	3.85	6-15-2034		165,000	197,517
Duke Energy Florida LLC	4.85	12-1-2035		220,000	221,681
Duke Energy Indiana LLC	5.40	4-1-2053		305,000	295,204
Entergy Louisiana LLC	5.65	4-15-2056		280,000	277,822
Entergy Mississippi LLC	5.80	4-15-2055		240,000	243,341
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		290,000	306,149
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055		225,000	231,664
Niagara Mohawk Power Corp.144A	6.00	7-3-2055		810,000	827,071
NRG Energy, Inc.144A	5.41	10-15-2035		350,000	353,733
PacifiCorp	5.80	1-15-2055		390,000	371,494
PG&E Corp.	5.25	7-1-2030		103,000	103,085
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		598,000	618,633
PSEG Power LLC144A	5.75	5-15-2035		400,000	418,865
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		395,000	401,505
Southern California Edison Co.	3.65	2-1-2050		155,000	111,081
Southern California Edison Co.	5.75	4-15-2054		310,000	298,360
Vistra Operations Co. LLC144A	3.70	1-30-2027		125,000	124,422
Vistra Operations Co. LLC144A	4.60	10-15-2030		385,000	387,436
Vistra Operations Co. LLC144A	5.00	7-31-2027		365,000	364,474
Vistra Operations Co. LLC144A	5.35	1-31-2036		385,000	387,665
					7,332,509
Gas: 0.11%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		370,000	401,385
Total corporate bonds and notes (Cost $76,903,203)					78,002,634
Foreign corporate bonds and notes: 3.23%
Communications: 0.80%
Internet: 0.04%
United Group BV144A	6.50	10-31-2031	EUR	115,000	141,401
Media: 0.09%
Ziggo BV	2.88	1-15-2030	EUR	270,000	303,776
Telecommunications: 0.67%
British Telecommunications PLC	3.13	2-11-2032	EUR	195,000	229,252
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 11

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38%	12-20-2083	GBP	100,000	$145,238
Chorus Ltd.	3.53	11-26-2032	EUR	400,000	475,794
Fibercop SpA	1.63	1-18-2029	EUR	130,000	147,174
Koninklijke KPN NV	3.88	7-3-2031	EUR	100,000	123,098
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	32,021	37,872
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	255,000	296,461
TDC Net AS	6.50	6-1-2031	EUR	250,000	331,984
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	200,000	253,569
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	150,000	172,093
Zegona Finance PLC144A	6.75	7-15-2029	EUR	112,500	139,130
					2,351,665
Consumer, cyclical: 0.46%
Auto manufacturers: 0.13%
RCI Banque SA	3.63	11-3-2032	EUR	400,000	470,996
Entertainment: 0.04%
Universal Music Group NV	4.00	6-13-2031	EUR	115,000	140,970
Leisure time: 0.04%
TUI AG	5.88	3-15-2029	EUR	110,000	133,995
Lodging: 0.18%
Essendi SA	5.50	11-15-2031	EUR	500,000	610,687
Retail: 0.07%
Dufry One BV	4.50	5-23-2032	EUR	101,000	123,250
Fressnapf Holding SE	5.25	10-31-2031	EUR	100,000	119,966
					243,216
Consumer, non-cyclical: 0.35%
Agriculture: 0.03%
BAT International Finance PLC	2.25	1-16-2030	EUR	100,000	114,948
Commercial services: 0.20%
Nexi SpA	2.13	4-30-2029	EUR	150,000	171,260
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	290,000	347,747
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	135,000	168,244
					687,251
Food: 0.12%
Iceland Bondco PLC	10.88	12-15-2027	GBP	149,000	212,389
Market Bidco Finco PLC	5.50	11-4-2027	GBP	140,000	188,726
					401,115
The accompanying notes are an integral part of these financial statements.
12 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Energy: 0.13%
Oil & gas: 0.13%
Aker BP ASA	1.13%	5-12-2029	EUR	200,000	$223,336
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	200,000	228,419
					451,755
Financial: 0.75%
Banks: 0.51%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	200,000	239,865
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	200,000	253,749
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	100,000	124,738
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	200,000	254,635
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	100,000	125,427
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	259,597
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	200,000	236,699
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	100,000	125,345
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	125,000	161,925
					1,781,980
Insurance: 0.04%
AXA SA	3.63	1-10-2033	EUR	100,000	121,550
Real estate: 0.20%
Aroundtown SA	3.50	5-13-2030	EUR	400,000	472,262
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	200,000	234,569
					706,831
Government securities: 0.07%
Multi-national: 0.07%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	230,000	233,350
Industrial: 0.08%
Engineering & construction: 0.04%
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	120,000	134,119
Packaging & containers: 0.04%
OI European Group BV	6.25	5-15-2028	EUR	130,000	157,071
Technology: 0.04%
Computers: 0.04%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	135,000	154,660
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 13

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 0.55%
Electric: 0.21%
Enel Finance International NV	4.00%	2-20-2031	EUR	280,000	$345,830
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	100,000	122,168
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 11:00am+1.36%)ʊ±	3.75	8-5-2031	EUR	100,000	117,585
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	105,000	134,434
					720,017
Gas: 0.25%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	150,000	169,799
Centrica PLC (UK Gilts 5 Year+2.51%)±	6.50	5-21-2055	GBP	500,000	699,094
					868,893
Water: 0.09%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	265,000	326,798
Total foreign corporate bonds and notes (Cost $10,360,873)					11,257,044
Foreign government bonds: 4.75%
Australia: 0.64%
Australia	2.25	5-21-2028	AUD	1,290,000	880,564
Australia	2.75	11-21-2027	AUD	1,300,000	903,210
New South Wales Treasury Corp.	3.00	4-20-2029	AUD	670,000	456,937
					2,240,711
Belgium: 0.25%
Kingdom of Belgium144A	3.40	6-22-2036	EUR	720,000	868,713
Brazil: 0.50%
Brazil Notas do Tesouro Nacional	10.00	1-1-2031	BRL	10,000,000	1,746,525
Chile: 0.13%
Bonos de la Tesoreria de la Republica en pesos144A	4.70	9-1-2030	CLP	380,000,000	442,505
Colombia: 0.42%
Colombia TES	5.75	11-3-2027	COP	6,200,000,000	1,458,468
Czech Republic: 0.23%
Czech Republic	5.00	9-30-2030	CZK	15,630,000	805,952
France: 0.49%
French Republic144A	2.70	2-25-2031	EUR	1,435,000	1,708,057
Luxembourg: 0.49%
European Union	2.63	7-4-2028	EUR	1,430,000	1,707,452
Mexico: 0.24%
Mexico Bonos	8.50	2-28-2030	MXN	14,000,000	831,099
The accompanying notes are an integral part of these financial statements.
14 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Singapore: 0.25%
Singapore	2.88%	9-1-2030	SGD	1,020,000	$853,174
South Africa: 0.25%
Republic of South Africa	8.00	1-31-2030	ZAR	13,400,000	865,662
Sweden: 0.25%
Sweden	0.13	5-12-2031	SEK	8,900,000	887,610
United Kingdom: 0.61%
U.K. Gilts	3.75	3-7-2027	GBP	625,000	844,179
U.K. Gilts	4.38	3-7-2030	GBP	925,000	1,278,576
					2,122,755
Total foreign government bonds (Cost $16,203,270)					16,538,683

	Shares
Investment companies: 0.59%
Exchange-traded funds: 0.59%
State Street SPDR Portfolio High Yield Bond ETF	14,268	338,152
Vanguard Intermediate-Term Corporate Bond ETF	20,139	1,706,176
Total investment companies (Cost $2,020,454)		2,044,328

			Principal
Loans: 0.00%
Consumer, cyclical: 0.00%
Airlines: 0.00%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.41	4-1-2031	$14,850	14,859
Total loans (Cost $14,752)				14,859
Non-agency mortgage-backed securities: 5.87%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.26	6-15-2042	750,000	751,574
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	786,196	792,893
A&D Mortgage Trust Series 2024-NQM6 Class A2144A±±	5.92	1-25-2070	870,508	878,563
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	377,073	379,803
A&D Mortgage Trust Series 2026-NQM1 Class A1144A±±	4.91	2-25-2071	337,164	337,765
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	1,034,259	926,063
Angel Oak Mortgage Trust Series 2025-1 Class A1144A±±	5.69	1-25-2070	816,681	825,851
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	1,000,000	1,051,877
Bank Series 2019-BN19 Class A3	3.18	8-15-2061	135,000	129,590
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.21	8-15-2042	210,000	210,659
BOCA Commercial Mortgage Trust Series 2025-BOCA Class C (U.S. SOFR 1 Month+2.15%)144A±	5.81	12-15-2042	100,000	100,330
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	1,300,000	1,249,329
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±	5.76	12-15-2044	840,000	841,571
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 15

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85%	9-25-2057	$742,639	$726,596
EFMT Series 2025-NQM3 Class A1144A±±	5.49	8-25-2070	729,759	737,790
FS Trust Series 2026-HULA Class B (U.S. SOFR 1 Month+1.65%)144A±%%	5.32	3-15-2041	545,000	545,257
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	1,019,847	1,054,782
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.36	10-15-2035	320,000	319,400
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	961,527	967,128
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	1,000,000	1,014,561
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,320,000	1,244,816
Morgan Stanley Residential Mortgage Loan Trust Series 2025- NQM5 Class A1144A±±	5.44	7-25-2070	397,581	401,316
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.72	1-15-2036	212,379	207,204
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	4.10	4-25-2057	570,958	577,467
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	147,916	149,559
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	1,000,000	1,034,957
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	225,000	234,138
SDAL Trust Series 2025-DAL Class A (U.S. SOFR 1 Month+2.44%)144A±	6.10	4-15-2042	760,000	761,603
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	1,000,000	778,428
SWCH Commercial Mortgage Trust Series 2025-DATA Class B (U.S. SOFR 1 Month+1.84%)144A±	5.50	2-15-2042	1,000,000	993,748
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	200,000	202,552
Total non-agency mortgage-backed securities (Cost $20,247,837)				20,427,170
U.S. Treasury securities: 13.77%
U.S. Treasury Bonds	4.63	11-15-2044	360,000	363,389
U.S. Treasury Bonds	4.63	11-15-2045	16,028,000	16,133,184
U.S. Treasury Bonds	4.63	2-15-2046	789,000	794,548
U.S. Treasury Bonds	4.63	11-15-2055	1,765,000	1,761,966
U.S. Treasury Bonds	4.75	2-15-2045	3,721,000	3,814,025
U.S. Treasury Bonds	4.75	5-15-2055	659,000	670,661
U.S. Treasury Bonds	4.75	8-15-2055	2,573,000	2,620,038
U.S. Treasury Bonds	4.88	8-15-2045	2,635,000	2,740,812
U.S. Treasury Notes	3.50	1-15-2029	180,000	180,548
U.S. Treasury Notes	3.75	1-31-2031	3,419,000	3,453,724
U.S. Treasury Notes	4.00	11-15-2035	10,316,000	10,353,073
U.S. Treasury Notes	4.13	11-15-2032	4,597,000	4,711,925
U.S. Treasury Notes	4.13	2-15-2036	330,000	334,383
Total U.S. Treasury securities (Cost $47,038,018)				47,932,276
The accompanying notes are an integral part of these financial statements.
16 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 8.44%
Basic materials: 0.35%
Chemicals: 0.12%
Braskem Netherlands Finance BV144A	7.25%	2-13-2033	$420,000	$173,250
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	260,000	261,992
				435,242
Mining: 0.23%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	155,000	177,943
Rio Tinto Finance USA PLC	5.75	3-14-2055	585,000	607,156
				785,099
Communications: 0.44%
Media: 0.01%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	31,000	28,258
Telecommunications: 0.43%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	315,000	295,127
Nokia Oyj	6.63	5-15-2039	130,000	140,784
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	431,000	456,459
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	320,000	322,587
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	260,000	274,366
				1,489,323
Consumer, cyclical: 0.71%
Airlines: 0.06%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	210,000	214,392
Apparel: 0.06%
Gildan Activewear, Inc.144A	5.40	10-7-2035	215,000	217,390
Leisure time: 0.59%
Carnival Corp.144A	6.13	2-15-2033	890,000	921,378
Royal Caribbean Cruises Ltd.	5.25	2-27-2038	285,000	285,448
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	130,000	134,003
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	675,000	699,260
				2,040,089
Consumer, non-cyclical: 0.11%
Beverages: 0.11%
Becle SAB de CV144A	2.50	10-14-2031	450,000	394,767
Energy: 1.13%
Oil & gas: 1.04%
Aker BP ASA144A	5.80	10-1-2054	270,000	253,593
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	245,000	261,138
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	755,000	752,495
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 17

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Harbour Energy PLC144A	6.33%	4-1-2035	$650,000	$676,986
Santos Finance Ltd.144A	5.75	11-13-2035	450,000	460,144
Saudi Arabian Oil Co.144A	5.00	2-2-2036	845,000	846,141
Saudi Arabian Oil Co.144A	6.38	6-2-2055	340,000	358,313
				3,608,810
Pipelines: 0.09%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	50,000	54,939
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	245,000	249,352
				304,291
Financial: 4.71%
Banks: 3.65%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32	5-15-2031	510,000	529,787
Banco Bradesco SA144A	5.38	1-20-2031	510,000	514,080
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	420,000	419,485
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	245,000	242,360
Banco Santander Chile144A	4.55	11-20-2030	270,000	271,833
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year Treasury Constant Maturity+3.00%)144A±	7.53	10-1-2028	250,000	266,776
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	650,000	664,718
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	665,000	690,289
Barclays PLC (U.S. SOFR+1.51%)±	5.21	2-24-2037	360,000	359,660
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	675,000	678,563
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	215,000	228,847
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	755,000	760,073
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	720,000	752,373
Credit Agricole SA (U.S. SOFR+1.36%)144A±	4.82	9-25-2033	435,000	438,282
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	395,000	408,429
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	465,000	485,296
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	835,000	838,087
Deutsche Bank AG (U.S. SOFR+1.10%)±	4.47	12-10-2031	625,000	628,583
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	695,000	719,996
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	215,000	216,302
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	430,000	398,930
NatWest Markets PLC144A	1.60	9-29-2026	245,000	241,717
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	515,000	509,235
The accompanying notes are an integral part of these financial statements.
18 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70%	8-5-2027	$315,000	$315,828
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	81,000	80,662
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	485,000	453,847
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	585,000	596,741
				12,710,779
Diversified financial services: 0.32%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	160,000	169,100
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	210,000	204,320
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	255,000	258,387
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	225,000	234,075
Brookfield Asset Management Ltd.	6.08	9-15-2055	240,000	244,011
				1,109,893
Insurance: 0.45%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	645,000	692,135
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	360,000	377,572
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	240,000	252,976
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	220,000	230,528
				1,553,211
Private equity: 0.14%
Brookfield Finance, Inc.	5.33	1-15-2036	470,000	469,055
REITs: 0.15%
Equinix Asia Financing Corp. Pte. Ltd.%%	4.40	3-15-2031	535,000	534,599
Government securities: 0.32%
Multi-national: 0.32%
African Export-Import Bank144A	3.80	5-17-2031	590,000	534,169
Banque Ouest Africaine de Developpement144A	4.70	10-22-2031	255,000	238,635
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	345,000	344,417
				1,117,221
Industrial: 0.39%
Electronics: 0.15%
Flex Ltd.	5.38	11-13-2035	510,000	515,590
Engineering & construction: 0.05%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	170,000	187,163
Trucking & leasing: 0.19%
SMBC Aviation Capital Finance DAC144A	5.25	11-26-2035	375,000	381,483
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	270,000	277,158
				658,641
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 19

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.28%
Electric: 0.28%
Comision Federal de Electricidad144A	3.35%	2-9-2031	$540,000	$496,423
Comision Federal de Electricidad144A	3.88	7-26-2033	460,000	410,895
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	75,000	75,376
				982,694
Total yankee corporate bonds and notes (Cost $28,723,023)				29,356,507
Yankee government bonds: 1.72%
Argentina: 0.33%
Argentinaøø	0.75	7-9-2030	244,800	207,468
Argentinaøø	4.13	7-9-2035	180,000	135,684
Ciudad Autonoma De Buenos Aires144A	7.80	11-26-2033	370,000	378,858
Province of Santa Fe144A	8.10	12-11-2034	435,000	425,212
				1,147,222
Bermuda: 0.07%
Bermuda144A	3.38	8-20-2050	340,000	239,404
Israel: 0.38%
Israel	4.50	1-13-2031	550,000	551,013
Israel	5.75	3-12-2054	465,000	454,441
Israel	5.88	1-13-2056	320,000	317,887
				1,323,341
Ivory Coast: 0.12%
Ivory Coast144A	8.25	1-30-2037	400,000	436,811
Mexico: 0.63%
Mexico	4.75	3-8-2044	145,000	120,785
Mexico	5.63	9-22-2035	375,000	373,875
Mexico	6.00	5-7-2036	300,000	307,125
Mexico	6.13	2-9-2038	445,000	450,496
Mexico	6.35	2-9-2035	550,000	579,452
Mexico	3.77	5-24-2061	565,000	353,973
				2,185,706
Panama: 0.10%
Panama	2.25	9-29-2032	400,000	336,380
Trinidad and Tobago: 0.09%
Trinidad & Tobago144A	6.50	1-28-2036	310,000	313,255
Total yankee government bonds (Cost $5,789,615)				5,982,119
The accompanying notes are an integral part of these financial statements.
20 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.93%
Investment companies: 2.93%
Allspring Government Money Market Fund Select Class♠∞##		3.62%	10,195,546	$10,195,546
Total short-term investments (Cost $10,195,546)				10,195,546
Total investments in securities (Cost $347,117,701)	101.83%			354,343,145
Other assets and liabilities, net	(1.83)			(6,373,853)
Total net assets	100.00%			$347,969,292

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLP	Chile peso
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
REIT	Real estate investment trust
SEK	Sweden krona
SGD	Singapore dollar
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,580,005	$95,072,593	$(96,457,052)	$0	$0	$10,195,546	10,195,546	$149,638
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 21

Portfolio of investments—February 28, 2026 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	934,264	EUR	800,000	Bank of New York Mellon Corp.	3-9-2026	$0	$(11,290)
USD	15,073,942	EUR	12,890,000	Bank of New York Mellon Corp.	3-9-2026	0	(161,302)
EUR	1,738,000	USD	2,044,903	Bank of New York Mellon Corp.	3-9-2026	9,314	0
USD	937,727	EUR	782,000	Bank of New York Mellon Corp.	3-9-2026	13,448	0
USD	3,241,807	BRL	17,875,000	Bank of New York Mellon Corp.	3-16-2026	0	(233,344)
BRL	12,975,000	USD	2,464,481	State Street Bank & Trust Co.	3-16-2026	58,041	0
USD	2,287,409	AUD	3,213,000	Bank of New York Mellon Corp.	3-18-2026	988	0
USD	865,334	SEK	7,920,000	Morgan Stanley, Inc.	3-18-2026	0	(12,669)
USD	862,182	ZAR	13,820,000	Bank of New York Mellon Corp.	3-18-2026	0	(4,779)
USD	456,060	CLP	390,000,000	Morgan Stanley, Inc.	3-23-2026	9,211	0
USD	822,474	SGD	1,055,000	Bank of New York Mellon Corp.	3-23-2026	0	(12,769)
USD	800,173	CZK	16,670,000	Bank of New York Mellon Corp.	3-31-2026	0	(12,901)
USD	873,590	MXN	15,060,000	State Street Bank & Trust Co.	3-31-2026	1,247	0
USD	1,665,408	COP	6,174,000,000	Morgan Stanley, Inc.	4-13-2026	36,412	0
USD	3,552,165	GBP	2,602,000	Bank of New York Mellon Corp.	5-18-2026	44,691	0
						$173,352	$(449,054)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	69	6-18-2026	$7,831,865	$7,853,063	$21,198	$0
Ultra U.S. Treasury Bond	21	6-18-2026	2,528,942	2,553,469	24,527	0
2-Year U.S. Treasury Notes	313	6-30-2026	65,433,555	65,502,586	69,031	0
5-Year U.S. Treasury Notes	131	6-30-2026	14,388,706	14,428,422	39,716	0
Short
10-Year Euro BUND Index	(10)	3-6-2026	(1,517,158)	(1,538,798)	0	(21,640)
2-Year Euro SCHATZ	(4)	3-6-2026	(505,175)	(505,867)	0	(692)
5-Year Euro-BOBL Futures	(45)	3-6-2026	(6,195,423)	(6,245,584)	0	(50,161)
Ultra 10-Year U.S. Treasury Notes	(34)	6-18-2026	(3,946,065)	(3,968,969)	0	(22,904)
					$154,472	$(95,397)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 44	5.00%	Quarterly	6-20-2030	USD	1,524,600	$123,258	$97,725	$25,533	$0
The accompanying notes are an integral part of these financial statements.
22 | Allspring Core Plus ETF

Statement of assets and liabilities—February 28, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $336,922,155)	$344,147,599
Investments in affiliated securities, at value (cost $10,195,546)	10,195,546
Cash	144
Cash at broker segregated for futures contracts	1,140,000
Segregated cash for forward foreign currency contracts	280,000
Segregated cash for swap contracts	100,371
Segregated cash for when-issued securities	20,000
Foreign currency, at value (cost $77,876)	78,038
Receivable for interest	2,972,631
Receivable for investments sold	1,397,601
Unrealized gains on forward foreign currency contracts	173,352
Receivable for daily variation margin on open futures contracts	154,498
Principal paydown receivable	3,788
Total assets	360,663,568
Liabilities
Payable for investments purchased	11,961,090
Unrealized losses on forward foreign currency contracts	449,054
Cash collateral due to broker for forward foreign currency contracts	130,000
Management fee payable	82,570
Payable for daily variation margin on open futures contracts	38,717
Payable for daily variation margin on centrally cleared swap contracts	32,725
Accrued expenses and other liabilities	120
Total liabilities	12,694,276
Total net assets	$347,969,292
Net assets consist of
Paid-in capital	$341,335,762
Total distributable earnings	6,633,530
Total net assets	$347,969,292
Net asset value per share
Based on $347,969,292 divided by 13,800,000 shares issued and outstanding (unlimited number of shares authorized)	$25.22
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 23

Statement of operations—six months ended February 28, 2026 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $540)	$8,028,941
Income from affiliated securities	149,638
Dividends	32,033
Total investment income	8,210,612
Expenses
Management fee	471,962
Interest expense	326
Total expenses	472,288
Net investment income	7,738,324
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $1,880)	991,149
Foreign currency and foreign currency translations	(144,375)
Forward foreign currency contracts	(458,368)
Futures contracts	631,821
Swap contracts	20,151
Net realized gains on investments	1,040,378
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $1,264)	3,355,131
Foreign currency and foreign currency translations	(929)
Forward foreign currency contracts	(57,090)
Futures contracts	(5,438)
Swap contracts	11,422
Net change in unrealized gains (losses) on investments	3,303,096
Net realized and unrealized gains (losses) on investments	4,343,474
Net increase in net assets resulting from operations	$12,081,798
The accompanying notes are an integral part of these financial statements.
24 | Allspring Core Plus ETF

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2026 (unaudited)		Year ended August 31, 2025[1]
Operations
Net investment income		$7,738,324		$7,201,238
Net realized gains on investments		1,040,378		786,242
Net change in unrealized gains (losses) on investments		3,303,096		3,736,849
Net increase in net assets resulting from operations		12,081,798		11,724,329
Distributions to shareholders from
Net investment income and net realized gains		(9,736,982)		(6,458,212)
Capital share transactions	Shares		Shares
Proceeds from shares sold	3,800,000	96,093,762	12,304,000	301,329,141
Payment for shares redeemed	0	0	(2,304,000)	(57,064,544)
Net increase in net assets resulting from capital share transactions		96,093,762		244,264,597
Total increase in net assets		98,438,578		249,530,714
Net assets
Beginning of period		249,530,714		0
End of period		$347,969,292		$249,530,714
1 For the period from December 4, 2024 (commencement of operations) to August 31, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 25

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
		2025[1]
Net asset value, beginning of period	$24.95	$25.00
Net investment income	0.61 [2]	0.93 [2]
Net realized and unrealized gains (losses) on investments	0.41	(0.17)
Total from investment operations	1.02	0.76
Distributions to shareholders from
Net investment income	(0.60)	(0.81)
Net realized gains	(0.15)	0.00
Total distributions to shareholders	(0.75)	(0.81)
Net asset value, end of period	$25.22	$24.95
Total return[3]	4.13%	3.13%
Ratios to average net assets (annualized)
Expenses	0.30%	0.30%
Net investment income	4.90%	5.08%
Supplemental data
Portfolio turnover rate[4]	92%	229%
Net assets, end of period (000s omitted)	$347,969	$249,531

[1]	For the period from December 4, 2024 (commencement of operations) to August 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Core Plus ETF

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Plus ETF (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Allspring Core Plus ETF | 27

Notes to financial statements (unaudited)
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
28 | Allspring Core Plus ETF

Notes to financial statements (unaudited)
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Core Plus ETF | 29

Notes to financial statements (unaudited)
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of February 28, 2026, the aggregate cost of all investments for federal income tax purposes was $348,217,853 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$7,846,353
Gross unrealized losses	(1,912,155)
Net unrealized gains	$5,934,198
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
30 | Allspring Core Plus ETF

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$99,234,157	$0	$99,234,157
Asset-backed securities	0	33,357,822	0	33,357,822
Corporate bonds and notes	0	78,002,634	0	78,002,634
Foreign corporate bonds and notes	0	11,257,044	0	11,257,044
Foreign government bonds	0	16,538,683	0	16,538,683
Investment companies	2,044,328	0	0	2,044,328
Loans	0	14,859	0	14,859
Non-agency mortgage-backed securities	0	20,427,170	0	20,427,170
U.S. Treasury securities	47,932,276	0	0	47,932,276
Yankee corporate bonds and notes	0	29,356,507	0	29,356,507
Yankee government bonds	0	5,982,119	0	5,982,119
Short-term investments
Investment companies	10,195,546	0	0	10,195,546
	60,172,150	294,170,995	0	354,343,145
Forward foreign currency contracts	0	173,352	0	173,352
Futures contracts	154,472	0	0	154,472
Swap contracts	0	25,533	0	25,533
Total assets	$60,326,622	$294,369,880	$0	$354,696,502
Liabilities
Forward foreign currency contracts	$0	$449,054	$0	$449,054
Futures contracts	95,397	0	0	95,397
Total liabilities	$95,397	$449,054	$0	$544,451
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.30% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the six months ended February 28, 2026, the management fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily
Allspring Core Plus ETF | 31

Notes to financial statements (unaudited)
net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2026 were as follows:
Purchases at cost			Sales Proceeds
U.S. government	Non-U.S. government	IN-KIND	U.S. government	Non-U.S. government
$234,034,717	$109,001,859	$36,551,827	$220,983,710	$63,783,653
6.DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio and forward foreign currency contracts for economic hedging purposes and entered into swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.
The volume of the Fund’s derivative activity during the six months ended February 28, 2026 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$2,215,381
Average contract amounts to sell	27,021,360
Futures contracts
Average notional balance on long futures	$65,030,631
Average notional balance on short futures	10,161,533
Swap contracts
Average notional balance	$1,364,171
The credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of February 28, 2026 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
	Interest rate risk	Credit risk	Foreign Currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$173,352	$173,352
Futures contracts	154,472 *	0	0	154,472
Swap contracts	0	25,533 *	0	25,533
	$154,472	$25,533	$173,352	$353,357
Liability derivatives
Forward foreign currency contracts	$0	$0	$449,054	$449,054
Futures contracts	95,397 *	0	0	95,397
	$95,397	$0	$449,054	$544,451

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of February 28, 2026 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended February 28, 2026 was as follows:
32 | Allspring Core Plus ETF

Notes to financial statements (unaudited)
	Interest rate risk	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(458,368)	$(458,368)
Futures contracts	631,821	0	0	631,821
Swap contracts	0	20,151	0	20,151
	$631,821	$20,151	$(458,368)	$193,604
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(57,090)	$(57,090)
Futures contracts	(5,438)	0	0	(5,438)
Swap contracts	0	11,422	0	11,422
	$(5,438)	$11,422	$(57,090)	$(51,106)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Bank of New York Mellon Corp.	$68,441	$(68,441)	$0	$0
Morgan Stanley, Inc.	45,623	(12,669)	(32,954)	0
State Street Bank & Trust Co.	59,288	0	0	59,288

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of New York Mellon Corp.	$436,385	$(68,441)	$(280,000)	$87,944
Morgan Stanley, Inc.	12,669	(12,669)	0	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2026, there were no borrowings by the Fund under the agreement.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Core Plus ETF | 33

Notes to financial statements (unaudited)
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
34 | Allspring Core Plus ETF

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Core Plus ETF | 35

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

36 | Allspring Core Plus ETF

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRSAPLU 02-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Exchange-Traded Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: April 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: April 23, 2026

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: April 23, 2026